UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

AAM/HIMCO Short Duration Fund
Class A/ASDAX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class A/ASDAX)	$86	0.84%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended June 30, 2025, the AAM/HIMCO Short Duration Fund Class A produced positive performance of 5.85%, before applicable sales charges.  The Bloomberg 1-3 Year U.S. Government/Credit Index ("Index") returned 5.94% over the same period.  The Fund was primarily invested in U.S. Treasuries, investment grade corporates, high yield corporates, bank loans, securitized sectors and cash.  The securitized sectors included asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and collateralized loan obligations (CLOs).
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation was the primary source of positive performance, particularly the out-of-benchmark allocations to CMBS, ABS, CLOs, bank loans and high yield corporates due to spread tightening and the positive carry
- The underweight to U.S. Treasuries was also of benefit
- Security selection within the Industrial sub-sector of investment grade corporates was a positive contributor
TOP PERFORMANCE DETRACTORS
- A shorter interest rate duration position relative to the Index was a detractor given the rally in interest rates over the course of the 12-month period
- The portfolio's cash position was a drag on performance given the relative outperformance of the spread sectors
- An underweight to investment grade corporates slightly detracted
- Security Selection within the Financial sub-sector of investment grade corporates detracted
- The Fund did not have any direct holdings in the emerging market sector which detracted from the positive performance to the Index
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/HIMCO Short Duration Fund (Class A/ASDAX)[1]	3.16%	2.38%	2.31%
AAM/HIMCO Short Duration Fund (Class A/ASDAX) — excluding sales load	5.85%	2.91%	2.56%
Bloomberg 1-3 Year US Government/Credit	5.94%	1.58%	1.84%
Bloomberg Aggregate Bond Index*	6.08%	-0.73%	1.76%
[1]	Maximum sales charge (load) of 2.50% of offering price.
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.aamlive.com/publicsite/mutual-funds-performance-himco for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$349,109,017
Total number of portfolio holdings	266
Total advisory fees paid (net)	$1,010,632
Portfolio turnover rate as of the end of the reporting period	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.9%
United States Treasury Note, 4.25%, 2/28/2029	2.9%
United States Treasury Note, 4.00%, 7/31/2029	2.9%
United States Treasury Note, 4.13%, 9/30/2027	2.9%
United States Treasury Note, 4.00%, 1/31/2029	2.9%
United States Treasury Note, 4.62%, 9/15/2026	2.9%
United States Treasury Note, 4.25%, 3/15/2027	2.9%
United States Treasury Note, 4.00%, 2/29/2028	2.9%
United States Treasury Note, 3.50%, 9/15/2025	2.9%
United States Treasury Note, 4.50%, 3/31/2026	1.4%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/HIMCO Short Duration Fund - Class A

AAM/HIMCO Short Duration Fund
Class C/ASDCX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class C/ASDCX)	$163	1.59%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended June 30, 2025, the AAM/HIMCO Short Duration Fund Class C produced positive performance of 5.00%, before applicable sales charges.  The Bloomberg 1-3 Year U.S. Government/Credit Index ("Index") returned 5.94% over the same period.  The Fund was primarily invested in U.S. Treasuries, Investment grade corporates, high yield corporates, bank loans, securitized sectors and cash.  The securitized sectors included asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and collateralized loan obligations (CLOs).
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation was the primary source of positive performance, particularly the out-of-benchmark allocations to CMBS, ABS, CLOs, bank loans and high yield corporates due to spread tightening and the positive carry
- The underweight to U.S. Treasuries was also of benefit
- Security selection within the Industrial sub-sector of investment grade corporates was a positive contributor
TOP PERFORMANCE DETRACTORS
- A shorter interest rate duration position relative to the index was a detractor given the rally in interest rates over the course of the 12-month period
- The portfolio's cash position was a drag on the performance given the relative outperformance of the spread sectors
-  An underweight to investment grade corporates slightly detracted
- Security selection within the Financial sub-sector of investment grade corporates detracted
- The Fund did not have any direct holdings in the emerging market sector which detracted from the positive performance relative to the index
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/HIMCO Short Duration Fund (Class C/ASDCX)[1]	4.00%	2.12%	1.80%
AAM/HIMCO Short Duration Fund (Class C/ASDCX) — excluding sales load	5.00%	2.12%	1.80%
Bloomberg 1-3 Year US Government/Credit	5.94%	1.58%	1.84%
Bloomberg Aggregate Bond Index*	6.08%	-0.73%	1.76%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.

* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.aamlive.com/publicsite/mutual-funds-performance-himco for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$349,109,017
Total number of portfolio holdings	266
Total advisory fees paid (net)	$1,010,632
Portfolio turnover rate as of the end of the reporting period	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.9%
United States Treasury Note, 4.25%, 2/28/2029	2.9%
United States Treasury Note, 4.00%, 7/31/2029	2.9%
United States Treasury Note, 4.13%, 9/30/2027	2.9%
United States Treasury Note, 4.00%, 1/31/2029	2.9%
United States Treasury Note, 4.62%, 9/15/2026	2.9%
United States Treasury Note, 4.25%, 3/15/2027	2.9%
United States Treasury Note, 4.00%, 2/29/2028	2.9%
United States Treasury Note, 3.50%, 9/15/2025	2.9%
United States Treasury Note, 4.50%, 3/31/2026	1.4%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/HIMCO Short Duration Fund - Class C

AAM/HIMCO Short Duration Fund
Class I/ASDIX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class I/ASDIX)	$61	0.59%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended June 30, 2025, the AAM/HIMCO Short Duration Fund Class I produced positive performance of 6.00%.  The Bloomberg U.S. Government/Credit Index ("Index") returned 5.94% over the same period.  The Fund was primarily invested in the U.S. Treasuries, investment grade corporates, high yield corporates, bank loans, securitized sectors and cash.  The securitized sectors included asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and collateralized loan obligations (CLOs).
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation was the primary source of positive performance, particularly the out-of-benchmark allocations to CMBS, ABS, CLOs, bank loans and high yield corporates due to spread tightening and the positive carry
- The underweight to U.S. Treasuries was also of benefit
- Security selection within the industrial sub-sector of investment grade corporates was a positive contributor
TOP PERFORMANCE DETRACTORS
- A shorter interest rate duration position relative to the index was a detractor given the rally in interest rates over the 12-month period
- The portfolio's cash position was a drag on performance given the outperformance of the spread sectors
- An underweight to investment grade corporates slightly detracted
- Security selection within the Financial sub-sector of investment grade corporates detracted
- The Fund did not have any direct holdings in the emerging market sector which detracted from the positive performance relative to the index
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/HIMCO Short Duration Fund (Class I/ASDIX)	6.00%	3.16%	2.81%
Bloomberg 1-3 Year US Government/Credit	5.94%	1.58%	1.84%
Bloomberg Aggregate Bond Index*	6.08%	-0.73%	1.76%
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.aamlive.com/publicsite/mutual-funds-performance-himco for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$349,109,017
Total number of portfolio holdings	266
Total advisory fees paid (net)	$1,010,632
Portfolio turnover rate as of the end of the reporting period	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.9%
United States Treasury Note, 4.25%, 2/28/2029	2.9%
United States Treasury Note, 4.00%, 7/31/2029	2.9%
United States Treasury Note, 4.13%, 9/30/2027	2.9%
United States Treasury Note, 4.00%, 1/31/2029	2.9%
United States Treasury Note, 4.62%, 9/15/2026	2.9%
United States Treasury Note, 4.25%, 3/15/2027	2.9%
United States Treasury Note, 4.00%, 2/29/2028	2.9%
United States Treasury Note, 3.50%, 9/15/2025	2.9%
United States Treasury Note, 4.50%, 3/31/2026	1.4%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/HIMCO Short Duration Fund - Class I

AAM/Insight Select Income Fund
Class A/CPUAX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class A/CPUAX)	$87	0.84%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The following discussion compares the performance of the Fund to the Bloomberg US Credit Index to show how the Fund's performance compares to the returns of similar investments for the reporting period.  The Fund seeks to provide current income and outperformed the stated benchmark by investing primarily in the US investment grade corporate bonds, high yield corporate bonds, taxable municipals, US dollar denominated sovereign and foreign agency bonds, Asset-backed securities, and other forms of investment grade structured credit.
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation modestly contributed positively to the Fund's relative performance, as overweight high yield corporates, and non-US IG holdings outperformed as spreads compressed over the year
- Security selection contributed strongly to overall Fund performance as spreads compressed and subordinated bonds and hybrid structures outperformed.  CLO holdings, Intel, Farmers Insurance (hybrid) and Southern California Edison (hybrid) were the top contributors to performance while Lincoln Insurance, Braskem and Geopark underperformed
- Duration was a positive contributor as the Fund periodically positioned long earning a bit of additional carry from the steep yield curve and positioning for the expectation of Federal Reserve cuts pushing yields lower
TOP PERFORMANCE DETRACTORS
- Sector allocation overweight to Treasuries and overweight to Energy as well as CLOs detracted from performance as the high-quality sectors underperformed in the face of spread compression although security selection in CLOs contributed positively
- Yield curve positioning detracted as the overweight to the 5yr contributed positively as the curve steepened in anticipation of eventual Fed cuts but this was negatively offset by a small overweight in the long end of the curve
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/Insight Select Income Fund (Class A/CPUAX)[1]	3.42%	0.05%	2.61%
AAM/Insight Select Income Fund (Class A/CPUAX) — excluding sales load	6.61%	0.67%	2.92%
Bloomberg Credit Bond	6.83%	0.12%	2.80%
Bloomberg Aggregate Bond Index*	6.08%	-0.73%	1.76%
[1]	Maximum sales charge (load) of 3.00% of offering price.
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.aamlive.com/publicsite/mutual-funds-performance-selectincome for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$207,112,668
Total number of portfolio holdings	450
Total advisory fees paid (net)	$297,247
Portfolio turnover rate as of the end of the reporting period	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 3.88%, 5/31/2027	1.9%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Mexico Government International Bond, 6.87%, 5/13/2037	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.07%, 10/15/2033	0.7%
MetLife, Inc., 9.25%, 4/8/2038	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.7%
General Motors Co., 5.63%, 4/15/2030	0.7%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/Insight Select Income Fund - Class A

AAM/Insight Select Income Fund
Class C/CPUCX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class C/CPUCX)	$162	1.57%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The following discussion compares the performance of the Fund to the Bloomberg US Credit Index to show how the Fund's performance compares to the returns of similar investments for the reporting period.  The Fund seeks to provide current income and outperformed the stated benchmark by investing primarily in the US investment grade corporate bonds, high yield corporate bonds, taxable municipals, US dollar denominated sovereign and foreign agency bonds, Asset-backed securities, and other forms of investment grade structured credit.
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation modestly contributed positively to the Fund's relative performance, as overweight high yield corporates, and non-US IG holdings outperformed as spreads compressed over the year
- Security selection contributed strongly to overall Fund performance as spreads compressed and subordinated bonds and hybrid structures outperformed.  CLO holdings, Intel, Farmers Insurance (hybrid) and Southern California Edison (hybrid) were the top contributors to performance while Lincoln Insurance, Braskem and Geopark underperformed
- Duration was a positive contributor as the Fund periodically positioned long earning a bit of additional carry form the steep yield curve and positioning for the expectation of Federal Reserve cuts pushing yields lower
TOP PERFORMANCE DETRACTORS
- Sector allocation overweight to Treasuries and overweight to Energy as well as CLO's detracted from performance as the high-quality sectors underperformed in the face of spread compression although security selection in the CLOs contributed positively
- Yield curve positioning detracted as the overweight to the 5yr contributed positively as the curve steepened in anticipation of eventual Fed cuts but this was negatively offset by a small overweight in the long end of the curve
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/Insight Select Income Fund (Class C/CPUCX)[1]	4.94%	-0.08%	2.17%
AAM/Insight Select Income Fund (Class C/CPUCX) — excluding sales load	5.94%	-0.08%	2.17%
Bloomberg Credit Bond	6.83%	0.12%	2.80%
Bloomberg Aggregate Bond Index*	6.08%	-0.73%	1.76%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.aamlive.com/publicsite/mutual-funds-performance-selectincome for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$207,112,668
Total number of portfolio holdings	450
Total advisory fees paid (net)	$297,247
Portfolio turnover rate as of the end of the reporting period	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 3.88%, 5/31/2027	1.9%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Mexico Government International Bond, 6.87%, 5/13/2037	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.07%, 10/15/2033	0.7%
MetLife, Inc., 9.25%, 4/8/2038	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.7%
General Motors Co., 5.63%, 4/15/2030	0.7%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/Insight Select Income Fund - Class C

AAM/Insight Select Income Fund
Class I/CPUIX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class I/CPUIX)	$61	0.59%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The following discussion compares the performance of the Fund to the Bloomberg US Credit Index to show how the Fund's performance compares to the returns of similar investments for the reporting period.  The Fund seeks to provide current income and outperformed the stated benchmark by investing primarily in US investment grade corporate bonds, high yield corporate bonds, taxable municipals, US dollar denominated sovereign and foreign agency bonds, Asset-backed securities, and other forms of Investment graded structured credit.
TOP PERFORMANCE CONTRIBUTORS
 - Sector allocation modestly contributed positively to the Fund's relative performance, as overweight high yield corporates, and non-US IG holdings outperformed as spreads compressed over the year
- Security selection contributed strongly to overall Fund performance as spreads compressed and subordinated bonds and hybrid structures outperformed.  CLO holdings, Intel, Farmers Insurance (hybrid) and Southern California Edison (hybrid) were the top contributors to performance while Lincoln Insurance, Braskem, and Geopark underperformed
 - Duration was a positive contributor as the Fund periodically positioned long earning a bit of additional carry from the steep yield curve and positioning for the expectation of Federal Reserve cuts pushing yields lower
TOP PERFORMANCE DETRACTORS
- Sector allocation overweight to Treasuries and overweight to Energy as well as CLO's detracted from performance as the high-quality sectors underperformed in the face of spread compression although security selection in CLOs contributed positively
- Yield curve positioning detracted as the overweight to the 5yr contributed positively as the curve steepened in anticipation of eventual Fed cuts but this was negatively offset by a small overweight in the long end of the curve|
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/Insight Select Income Fund (Class I/CPUIX)	7.00%	0.92%	3.20%
Bloomberg Credit Bond	6.83%	0.12%	2.80%
Bloomberg Aggregate Bond Index*	6.08%	-0.73%	1.76%
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.aamlive.com/publicsite/mutual-funds-performance-selectincome for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$207,112,668
Total number of portfolio holdings	450
Total advisory fees paid (net)	$297,247
Portfolio turnover rate as of the end of the reporting period	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 3.88%, 5/31/2027	1.9%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Mexico Government International Bond, 6.87%, 5/13/2037	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.07%, 10/15/2033	0.7%
MetLife, Inc., 9.25%, 4/8/2038	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.7%
General Motors Co., 5.63%, 4/15/2030	0.7%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/Insight Select Income Fund - Class I

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-966-9661.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	AAM Funds
		FYE 6/30/2025	FYE 6/30/2024
(a)	Audit Fees	$42,700	$41,650
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$5,800	$5,600
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

AAM Funds
	FYE 6/30/2025	FYE 6/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

AAM Funds
		FYE 6/30/2025	FYE 6/30/2024
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AAM/HIMCO Short Duration Fund

(Class A: ASDAX)

(Class C: ASDCX)

(Class I: ASDIX)

ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2025

AAM/HIMCO Short Duration Fund

A series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Class A	16
Class C	17
Class I	18
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	28

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/HIMCO Short Duration Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025

Principal Amount		Value
	ASSET-BACKED SECURITIES — 15.3%
$2,687,000	American Express Credit Account Master Trust Series 2024-1, Class A, 5.23%, 4/15/2029[1]	$2,740,369
	Apidos CLO
1,052,632	Series 2012-11A, Class XR4, 5.28% (3-Month Term SOFR+100 basis points), 4/17/2034[1,2,3]	1,051,802
1,000,000	Series 2020-34A, Class B1R, 6.18% (3-Month Term SOFR+191 basis points), 1/20/2035[1,2,3]	1,001,128
2,333,000	BA Credit Card Trust Series 2024-A1, Class A, 4.93%, 5/15/2029[1]	2,367,302
2,000,000	Balboa Bay Loan Funding Ltd. Series 2022-1A, Class XR, 5.32% (3-Month Term SOFR+105 basis points), 4/20/2037[1,2,3]	1,997,870
1,000,000	Carmax Auto Owner Trust Series 2022-3, Class C, 4.98%, 2/15/2028[1]	1,002,403
	Commonbond Student Loan Trust
12,290	Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	11,581
239,295	Series 2018-CGS, Class A1, 3.87%, 2/25/2046[1,3]	231,868
	Credit Acceptance Auto Loan Trust
663,687	Series 2023-1A, Class A, 6.48%, 3/15/2033[1,3]	666,745
1,000,000	Series 2024-2A, Class A, 5.95%, 6/15/2034[1,3]	1,019,714
	Crown City CLO
666,667	Series 2022-4A, Class X, 5.37% (3-Month Term SOFR+110 basis points), 4/20/2037[1,2,3]	665,976
666,667	Series 2023-5A, Class X, 5.42% (3-Month Term SOFR+115 basis points), 4/20/2037[1,2,3]	666,643
1,500,000	Dryden CLO Ltd. Series 2023-105A, Class XR, 5.38% (3-Month Term SOFR+105 basis points), 4/15/2038[1,2,3]	1,496,606
1,500,000	Eaton Vance CLO Ltd. Series 2019-1A, Class X, 5.31% (3-Month Term SOFR+105 basis points), 7/15/2037[1,2,3]	1,498,589
	Evergreen Credit Card Trust
1,248,000	Series 2024-CRT4, Class B, 5.25%, 10/15/2028[1,3]	1,246,738
893,000	Series 2024-CRT4, Class C, 5.64%, 10/15/2028[1,3]	893,170
314,000	Series 2025-CRT5, Class C, 5.53%, 5/15/2029[1,3]	316,832
	Exeter Automobile Receivables Trust
783,552	Series 2022-1A, Class D, 3.02%, 6/15/2028[1]	776,339
909,000	Series 2022-2A, Class D, 4.56%, 7/17/2028[1]	905,879
	FirstKey Homes Trust
875,000	Series 2020-SFR1, Class C, 1.94%, 8/17/2037[3]	868,229
1,575,000	Series 2020-SFR1, Class F2, 4.28%, 8/17/2037[3]	1,566,884
580,000	Ford Credit Auto Owner Trust Series 2022-C, Class C, 5.22%, 3/15/2030[1]	583,495
1,000,000	GM Financial Consumer Automobile Receivables Trust Series 2023-2, Class B, 4.82%, 10/16/2028[1]	1,005,093
	GreenSky Home Improvement Trust
152,046	Series 2024-1, Class A2, 5.88%, 6/25/2059[1,3]	152,817
1

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$906,827	Series 2025-1A, Class A2, 5.12%, 3/25/2060[1,3]	$908,425
179,024	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	169,267
1,000,000	HPEFS Equipment Trust Series 2023-2A, Class C, 6.48%, 1/21/2031[1,3]	1,008,847
	JP Morgan Mortgage Trust
1,500,000	Series 2023-HE3, Class M2, 6.80% (30-Day SOFR Average+250 basis points), 5/20/2054[1,2,3]	1,516,684
493,333	Series 2024-HE3, Class M2, 6.30% (30-Day SOFR Average+200 basis points), 2/25/2055[1,2,3]	495,317
907,784	Series 2025-HE1, Class M2, 6.05% (30-Day SOFR Average+175 basis points), 7/20/2055[1,2,3]	906,361
2,000,000	Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.67%, 2/15/2068[1,3]	1,880,836
2,000,000	Neuberger Berman CLO Ltd. Series 2017-16SA, Class XR2, 5.26% (3-Month Term SOFR+95 basis points), 4/15/2039[1,2,3]	1,994,953
2,000,000	Octagon Ltd. Series 2023-2A, Class XR, 5.34% (3-Month Term SOFR+105 basis points), 4/20/2038[1,2,3]	1,997,389
2,000,000	Park Avenue Institutional Advisers CLO Ltd. Series 2019-2A, Class A2R, 6.22% (3-Month Term SOFR+197 basis points), 10/15/2034[1,2,3]	2,000,466
1,500,000	Race Point CLO Ltd. Series 2015-9A, Class A2R2, 5.97% (3-Month Term SOFR+171 basis points), 10/15/2030[1,2,3]	1,502,734
750,000	Regatta VIII Funding Ltd. Series 2017-1A, Class X, 5.38% (3-Month Term SOFR+110 basis points), 4/17/2037[1,2,3]	749,133
1,000,000	Santander Drive Auto Receivables Trust Series 2022-5, Class D, 5.67%, 12/16/2030[1]	1,009,076
1,833,333	Sixth Street CLO Ltd. Series 2019-13A, Class XR, 5.22% (3-Month Term SOFR+95 basis points), 1/21/2038[1,2,3]	1,828,579
	SoFi Professional Loan Program LLC
500,000	Series 2017-D, Class BFX, 3.61%, 9/25/2040[1,3]	483,645
550,000	Series 2018-A, Class B, 3.61%, 2/25/2042[1,3]	531,790
1,140,013	Store Master Funding Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,124,267
266,666	TCW CLO Ltd. Series 2017-1A, Class XR3, 5.23% (3-Month Term SOFR+95 basis points), 10/29/2034[1,2,3]	266,609
	Tricon American Homes Trust
983,237	Series 2019-SFR1, Class A, 2.75%, 3/17/2038[3]	970,015
1,000,000	Series 2020-SFR1, Class C, 2.25%, 7/17/2038[3]	969,929
1,500,000	Venture CLO Ltd. Series 2019-36A, Class A2R, 5.93% (3-Month Term SOFR+166 basis points), 4/20/2032[1,2,3]	1,500,776
2

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Vibrant CLO Ltd. Series 2019-11A, Class A2R, 6.23% (3-Month Term SOFR+196 basis points), 7/20/2032[1,2,3]	$2,000,596
	Westlake Automobile Receivables Trust
1,274,000	Series 2021-2A, Class E, 2.38%, 3/15/2027[1,3]	1,267,717
1,830,000	Series 2021-3A, Class E, 3.42%, 4/15/2027[1,3]	1,818,134
	TOTAL ASSET-BACKED SECURITIES
	(Cost $53,846,040)	53,635,617

	BANK LOANS — 3.9%
1,589,162	1011778 BC ULC 6.08% (1-Month Term SOFR+175 basis points), 9/23/2030[1,2,4,5]	1,584,363
698,750	AAdvantage Loyalty IP Ltd. 6.54% (3-Month Term SOFR+225 basis points), 4/20/2028[1,2,5]	695,200
620,466	Aramark Services, Inc. 6.33% (1-Month Term SOFR+250 basis points), 6/24/2030[1,2,4]	623,051
1,322,473	Charter Communications Operating LLC 7.33% (3-Month Term SOFR+200 basis points), 12/9/2030[1,2,4]	1,323,299
1,044,361	Genesee & Wyoming, Inc. 6.29% (3-Month Term SOFR+200 basis points), 4/10/2031[1,2,4]	1,040,142
267,330	Hilcorp Energy I LP 6.31% (1-Month Term SOFR+200 basis points), 2/5/2030[4,6]	268,165
146,530	ICON Luxembourg Sarl PLC 6.29% (3-Month Term SOFR+200 basis points), 7/3/2028[1,2,4,5]	147,651
994,949	Iron Mountain Information Management LLC 6.33% (1-Month Term SOFR+225 basis points), 1/31/2031[1,2,4]	995,362
742,390	Medline Borrower LP 6.58% (1-Month Term SOFR+225 basis points), 10/23/2028[1,2,4]	744,079
552,863	PetSmart LLC 8.18% (1-Month Term SOFR+375 basis points), 2/14/2028[1,2,4]	548,371
36,508	PRA Health Sciences, Inc. 6.29% (3-Month Term SOFR+200 basis points), 7/3/2028[1,2,4]	36,787
1,054,357	Quikrete Holdings, Inc. 6.56% (1-Month Term SOFR+225 basis points), 2/10/2032[1,2,4]	1,054,226
405,960	Ryan Specialty LLC 4.33% (1-Month Term SOFR+225 basis points), 9/15/2031[1,2,4]	406,467
1,247,210	SBA Senior Finance LLC 6.07% (1-Month Term SOFR+200 basis points), 1/27/2031[1,2,4]	1,250,179
461,762	SkyMiles IP Ltd. 8.56% (3-Month Term SOFR+375 basis points), 10/20/2027[1,2,4,5]	465,313
998,000	Virgin Media Bristol LLC 6.94% (1-Month Term SOFR+250 basis points), 1/31/2028[1,2,4]	986,568
1,134,741	Vistra Operations Co. LLC 6.08% (1-Month Term SOFR+175 basis points), 12/31/2025[1,2,4]	1,138,956
3

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount		Value
	BANK LOANS (Continued)
$263,000	XPO, Inc. 6.08% (1-Month Term SOFR+200 basis points), 2/28/2031[1,2,4]	$263,921
	TOTAL BANK LOANS
	(Cost $13,535,805)	13,572,100

	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.9%
	Angel Oak Mortgage Trust
133,419	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,6]	131,621
2,000,000	Series 2020-R1, Class B1, 3.67%, 4/25/2053[1,3,6]	1,789,448
68,158	Series 2019-6, Class A3, 2.93%, 11/25/2059[1,3,6]	66,925
116,901	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,6]	113,655
1,332,800	Series 2020-3, Class B2, 5.32%, 4/25/2065[1,3,6]	1,244,343
222,544	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,6]	214,757
724,446	Series 2020-4, Class M1, 3.80%, 6/25/2065[1,3,6]	688,716
1,290,192	Arroyo Mortgage Trust Series 2019-2, Class M1, 4.76%, 4/25/2049[1,3,6]	1,200,544
	BRAVO Residential Funding Trust
140,071	Series 2021-NQM2, Class A2, 1.28%, 3/25/2060[1,3,6]	135,745
1,286,842	Series 2021-NQM3, Class B1, 3.91%, 4/25/2060[1,3,6]	1,171,582
	Citigroup Mortgage Loan Trust, Inc.
519,881	Series 2015-RP2, Class B4, 4.25%, 1/25/2053[1,3]	511,273
43,966	Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,6]	43,137
1,133,335	COLT Mortgage Loan Trust Series 2021-4, Class A3, 1.65%, 10/25/2066[1,3,6]	970,229
995,053	Credit Suisse Mortgage Capital Trust Series 2019-AFC1, Class M1, 3.06%, 7/25/2049[1,3,6]	806,748
	Deephaven Residential Mortgage Trust
729,158	Series 2021-3, Class A1, 1.19%, 8/25/2066[1,3,6]	640,757
721,489	Series 2021-3, Class A3, 1.55%, 8/25/2066[1,3,6]	635,375
425,219	Series 2021-4, Class A3, 2.24%, 11/25/2066[1,3,6]	372,288
655,946	Series 2022-1, Class A1, 2.21%, 1/25/2067[1,3,6]	600,982
	Ellington Financial Mortgage Trust
1,918,667	Series 2020-1, Class A2, 3.15%, 5/25/2065[1,3,6]	1,880,169
85,282	Series 2020-2, Class A2, 1.49%, 10/25/2065[1,3,6]	80,076
238,784	Series 2021-1, Class A3, 1.11%, 2/25/2066[1,3,6]	205,494
1,275,000	Mill City Mortgage Trust Series 2015-1, Class B1, 3.80%, 6/25/2056[1,3,6]	1,240,977
	New Residential Mortgage Loan Trust
81,598	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,6]	77,099
163,196	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,6]	153,922
1,216,574	NLT Trust Series 2021-INV2, Class A3, 1.52%, 8/25/2056[1,3,6]	1,065,637
	Residential Mortgage Loan Trust
2,400,615	Series 2020-2, Class A3, 2.91%, 5/25/2060[1,3,6]	2,322,271
833,333	Series 2020-2, Class M1, 3.56%, 5/25/2060[1,3,6]	791,541
72,906	Series 2021-1R, Class A3, 1.20%, 1/25/2065[1,3,6]	69,835
	SG Residential Mortgage Trust
11,403	Series 2019-3, Class A2, 2.88%, 9/25/2059[1,3,6]	11,350
4

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$11,802	Series 2019-3, Class A3, 3.08%, 9/25/2059[1,3,6]	$11,747
919,680	Series 2021-1, Class A3, 1.56%, 7/25/2061[1,3,6]	759,827
1,418,858	Series 2020-2, Class M1, 3.19%, 5/25/2065[1,3,6]	1,270,465
1,200,000	Series 2020-2, Class B1, 4.25%, 5/25/2065[1,3,6]	1,106,010
	Starwood Mortgage Residential Trust
642,714	Series 2021-4, Class A1, 1.16%, 8/25/2056[1,3,6]	562,518
336,177	Series 2021-4, Class A3, 1.58%, 8/25/2056[1,3,6]	296,688
327,052	Series 2021-1, Class A1, 1.22%, 5/25/2065[1,3,6]	305,959
561,305	TRK Trust Series 2021-INV1, Class A3, 1.56%, 7/25/2056[1,3,6]	497,931
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $26,589,544)	24,047,641

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.0%
502,475	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A3, 3.31%, 2/15/2050[1]	494,187
1,000,000	Benchmark Mortgage Trust Series 2019-B12, Class A4, 2.86%, 8/15/2052[1]	935,403
1,500,000	BFLD Trust Series 2020-EYP, Class D, 7.38% (1-Month Term SOFR+307 basis points), 10/15/2035[2,3,7]	0
	BX Trust
700,000	Series 2021-MFM1, Class D, 5.93% (1-Month Term SOFR+161 basis points), 1/15/2034[2,3]	699,782
1,200,000	Series 2021-LBA, Class FJV, 6.83% (1-Month Term SOFR+252 basis points), 2/15/2036[2,3]	1,191,750
948,972	Series 2021-LBA, Class FV, 6.83% (1-Month Term SOFR+252 basis points), 2/15/2036[2,3]	942,447
775,063	Series 2021-VOLT, Class F, 6.83% (1-Month Term SOFR+251 basis points), 9/15/2036[2,3]	771,430
1,500,000	Series 2021-PAC, Class F, 6.82% (1-Month Term SOFR+251 basis points), 10/15/2036[2,3]	1,492,500
980,000	Series 2021-VINO, Class E, 6.38% (1-Month Term SOFR+207 basis points), 5/15/2038[2,3]	979,694
1,402,780	Series 2021-SOAR, Class F, 6.78% (1-Month Term SOFR+246 basis points), 6/15/2038[2,3]	1,403,220
1,050,000	Series 2021-XL2, Class F, 6.67% (1-Month Term SOFR+236 basis points), 10/15/2038[2,3]	1,050,329
770,000	Series 2022-LP2, Class E, 6.92% (1-Month Term SOFR+261 basis points), 2/15/2039[2,3]	767,594
777,081	Series 2024-XL5, Class C, 6.25% (1-Month Term SOFR+194 basis points), 3/15/2041[2,3]	778,053
839,244	Series 2024-CNYN, Class C, 6.25% (1-Month Term SOFR+194 basis points), 4/15/2041[2,3]	840,555
1,000,000	CD Mortgage Trust Series 2017-CD6, Class A5, 3.46%, 11/13/2050[1]	972,109
1,704,380	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 1.10%, 1/10/2048[1,6,8]	3,755
5

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,000,000	DBJPM Mortgage Trust Series 2016-C3, Class A5, 2.89%, 8/10/2049[1]	$979,676
2,144,319	Extended Stay America Trust Series 2021-ESH, Class C, 6.13% (1-Month Term SOFR+181 basis points), 7/15/2038[2,3]	2,145,660
	Freddie Mac Multifamily Structured Pass-Through Certificates
109,436	Series K046, Class X3, 3.76%, 4/25/2043[1,6,8]	9
900,000	Series K050, Class X3, 1.61%, 10/25/2043[1,6,8]	2,434
1,100,000	Series K052, Class X3, 1.67%, 1/25/2044[1,6,8]	7,699
1,721,882	Series K097, Class X3, 2.09%, 9/25/2046[1,6,8]	124,139
	Government National Mortgage Association
2,149,993	Series 2013-139, Class IO, 0.34%, 10/16/2054[1,6,8]	49,871
227,058	Series 2013-175, Class IO, 0.14%, 5/16/2055[1,6,8]	357
138,324	Series 2014-120, Class IO, 0.42%, 4/16/2056[1,6,8]	1,280
2,165,945	Series 2017-185, Class IO, 0.55%, 4/16/2059[1,6,8]	76,289
2,819,858	Series 2017-169, Class IO, 0.52%, 1/16/2060[1,6,8]	79,306
1,979,095	Series 2018-41, Class IO, 0.57%, 5/16/2060[1,6,8]	65,082
3,321,158	Series 2018-52, Class IO, 0.59%, 7/16/2060[1,6,8]	141,963
1,053,130	Series 2019-8, Class IO, 0.76%, 11/16/2060[1,6,8]	56,659
16,693,431	Series 2020-8, Class IO, 0.53%, 1/16/2062[1,6,8]	551,815
	GS Mortgage Securities Trust
1,439,000	Series 2016-GS4, Class A4, 3.44%, 11/10/2049[1,6]	1,413,717
1,610,000	Series 2017-GS7, Class A4, 3.43%, 8/10/2050[1]	1,565,364
1,064,938	Series 2018-GS9, Class A3, 3.73%, 3/10/2051[1]	1,042,126
644,563	GS Mortgage-Backed Securities Trust Series 2024-HE2, Class A1, 5.81% (30-Day SOFR Average+150 basis points), 1/25/2055[1,2,3]	645,128
1,675,000	LCCM Mortgage Trust Series 2017-LC26, Class A4, 3.55%, 7/12/2050[1,3]	1,636,534
1,050,000	Life Mortgage Trust Series 2021-BMR, Class F, 6.78% (1-Month Term SOFR+246 basis points), 3/15/2038[2,3]	1,036,799
480,000	MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 7.03% (1-Month Term SOFR+272 basis points), 4/15/2038[2,3]	480,000
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32, Class A4, 3.72%, 12/15/2049[1]	987,302
1,000,000	NYCT Trust Series 2024-3ELV, Class A, 6.30% (1-Month Term SOFR+199 basis points), 8/15/2029[2,3]	1,005,275
1,500,000	SMRT Series 2022-MINI, Class E, 7.01% (1-Month Term SOFR+270 basis points), 1/15/2039[2,3]	1,474,687
1,174,378	SREIT Trust Series 2021-MFP, Class F, 7.05% (1-Month Term SOFR+274 basis points), 11/15/2038[2,3]	1,174,378
	UBS Commercial Mortgage Trust
6

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,400,000	Series 2017-C5, Class A5, 3.47%, 11/15/2050[1]	$1,349,190
1,000,000	Series 2018-C10, Class A4, 4.31%, 5/15/2051[1]	981,569
1,000,000	Series 2019-C16, Class A4, 3.60%, 4/15/2052[1]	958,906
11,451,827	Series 2019-C18, Class XA, 1.11%, 12/15/2052[1,6,8]	358,797
	Wells Fargo Commercial Mortgage Trust
1,169,986	Series 2016-LC24, Class A4, 2.94%, 10/15/2049[1]	1,148,127
1,500,000	Series 2016-NXS6, Class A4, 2.92%, 11/15/2049[1]	1,467,903
500,000	Series 2019-C50, Class A5, 3.73%, 5/15/2052[1]	479,762
1,152,610	Series 2015-LC22, Class XA, 0.75%, 9/15/2058[1,6,8]	17
1,500,000	Series 2016-LC25, Class A4, 3.64%, 12/15/2059[1]	1,475,394
	WFRBS Commercial Mortgage Trust
2,842,323	Series 2014-C21, Class XB, 0.60%, 8/15/2047[1,6,8]	6,185
6,400,000	Series 2014-C22, Class XB, 0.45%, 9/15/2057[1,6,8]	24,352
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $39,144,347)	38,316,559

	CORPORATE BONDS — 28.3%
	COMMUNICATIONS — 0.8%
1,000,000	NBN Co., Ltd. 4.00%, 10/1/2027[1,3,5]	993,593
500,000	Netflix, Inc. 4.37%, 11/15/2026	502,495
1,505,000	T-Mobile USA, Inc. 2.25%, 2/15/2026[1]	1,481,698
		2,977,786
	CONSUMER DISCRETIONARY — 3.2%
750,000	American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028[1,3]	733,774
1,200,000	Ford Motor Credit Co. LLC 3.38%, 11/13/2025[1]	1,191,984
	General Motors Financial Co., Inc.
1,000,000	5.40%, 5/8/2027	1,014,388
1,000,000	5.35%, 7/15/2027	1,014,941
1,000,000	5.52% (SOFR Index+117 basis points), 4/4/2028[2]	992,803
1,000,000	5.35%, 1/7/2030[1]	1,011,858
	Hyundai Capital America
1,000,000	5.38% (SOFR+99 basis points), 3/25/2027[2,3]	998,394
1,000,000	4.30%, 9/24/2027[3]	991,839
1,488,000	International Game Technology PLC 4.13%, 4/15/2026[1,3,5]	1,487,098
150,000	Taylor Morrison Communities, Inc. 5.75%, 1/15/2028[1,3]	152,219
480,000	United Airlines, Inc. 4.37%, 4/15/2026[1,3]	476,832
7

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$1,000,000	Volkswagen Group of America Finance LLC 4.90%, 8/14/2026[3]	$1,001,970
		11,068,100
	CONSUMER STAPLES — 0.4%
400,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.25%, 3/15/2026[1,3]	394,487
1,000,000	Philip Morris International, Inc. 4.38%, 11/1/2027	1,004,398
		1,398,885
	ENERGY — 1.4%
529,000	Buckeye Partners LP 3.95%, 12/1/2026[1]	522,676
1,000,000	Chevron USA, Inc. 4.78% (SOFR Index+47 basis points), 2/26/2028[2]	1,004,282
149,000	DCP Midstream Operating LP 5.62%, 7/15/2027[1]	152,293
303,000	EnerSys 4.37%, 12/15/2027[1,3]	298,694
777,000	EQT Corp. 3.13%, 5/15/2026[1,3]	765,128
1,000,000	Kinder Morgan, Inc. 5.15%, 6/1/2030[1]	1,020,833
1,000,000	ONEOK, Inc. 4.25%, 9/24/2027[1]	998,164
		4,762,070
	FINANCIALS — 14.5%
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.88%, 4/1/2028[1,5]	1,009,864
1,000,000	Avolon Holdings Funding Ltd. 4.95%, 1/15/2028[1,3,5]	1,005,593
	Bank of America Corp.
1,500,000	1.73% (SOFR+96 basis points), 7/22/2027[1,6]	1,457,853
1,000,000	4.98% (SOFR+83 basis points), 1/24/2029[1,6]	1,013,853
1,000,000	5.22% (SOFR+83 basis points), 1/24/2029[1,2]	998,640
1,500,000	5.82% (SOFR+157 basis points), 9/15/2029[1,6]	1,562,421
1,000,000	Bank of New York Mellon 4.73% (SOFR+113 basis points), 4/20/2029[1,6]	1,013,945
	Barclays PLC
1,000,000	7.32% (USD 1 Year Tsy+305 basis points), 11/2/2026[1,5,6]	1,008,301
1,000,000	5.09% (SOFR+96 basis points), 2/25/2029[1,5,6]	1,012,905
1,000,000	Capital One Financial Corp. 5.70% (SOFR+190 basis points), 2/1/2030[1,6]	1,034,261
	Citigroup, Inc.
2,000,000	5.61% (SOFR+155 basis points), 9/29/2026[1,6]	2,004,474
8

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,000,000	4.79% (SOFR+87 basis points), 3/4/2029[1,6]	$1,007,077
1,000,000	5.85% (SOFR+146 basis points), 5/7/2031[1,2]	1,005,368
914,000	Danske Bank A/S 5.02% (USD 1 Year Tsy+93 basis points), 3/4/2031[1,3,5,6]	923,935
	Deutsche Bank A.G.
835,000	5.71% (SOFR+159 basis points), 2/8/2028[1,5,6]	848,649
1,000,000	5.37% (SOFR+121 basis points), 1/10/2029[1,5,6]	1,017,399
	Goldman Sachs Group, Inc.
1,000,000	5.41% (SOFR+75 basis points), 5/21/2027[1,6]	1,008,204
1,000,000	4.94% (SOFR+132 basis points), 4/23/2028[1,6]	1,007,719
1,000,000	5.73% (SOFR+126 basis points), 4/25/2030[1,6]	1,040,741
	HSBC Holdings PLC
2,000,000	4.90% (SOFR+103 basis points), 3/3/2029[1,5,6]	2,016,856
1,000,000	5.68% (SOFR+129 basis points), 3/3/2031[1,2,5]	997,004
	ING Groep N.V.
1,000,000	4.86% (SOFR+101 basis points), 3/25/2029[1,5,6]	1,010,065
1,800,000	5.35% (SOFR Index+101 basis points), 3/25/2029[1,2,5]	1,801,177
2,000,000	JPMorgan Chase & Co. 5.25% (SOFR+86 basis points), 10/22/2028[1,2]	2,006,022
	MassMutual Global Funding II
1,000,000	5.10%, 4/9/2027[3]	1,016,178
1,000,000	4.45%, 3/27/2028[3]	1,005,895
	Morgan Stanley Bank N.A.
2,000,000	5.07% (SOFR+69 basis points), 10/15/2027[1,2]	2,001,084
665,000	4.97% (SOFR+93 basis points), 7/14/2028[1,6]	672,942
1,000,000	5.02% (SOFR+91 basis points), 1/12/2029[1,6]	1,015,463
1,000,000	5.17% (SOFR+145 basis points), 1/16/2030[1,6]	1,020,944
2,000,000	National Bank of Canada 4.70% (SOFR+56 basis points), 3/5/2027[1,5,6]	2,000,298
1,000,000	Northwestern Mutual Global Funding 4.49%, 3/21/2028[3]	1,008,754
371,000	OneMain Finance Corp. 3.50%, 1/15/2027[1]	363,040
1,266,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 6.05%, 8/1/2028[1,3]	1,318,707
940,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 5.75%, 5/24/2026[1,3]	947,832
1,000,000	PNC Bank N.A. 4.89% (SOFR+50 basis points), 1/15/2027[1,2]	1,000,269
1,000,000	Pricoa Global Funding 4.40%, 8/27/2027[3]	1,004,300
500,000	Principal Life Global Funding 4.60%, 8/19/2027[3]	502,694
703,000	RLJ Lodging Trust LP 3.75%, 7/1/2026[1,3]	695,929
9

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,000,000	State Street Corp. 5.34% (SOFR+95 basis points), 4/24/2028[1,2]	$1,004,654
	UBS A.G.
1,000,000	4.86% (SOFR+72 basis points), 1/10/2028[1,5,6]	1,008,067
1,500,000	5.62% (USISSO01+134 basis points), 9/13/2030[1,3,5,6]	1,557,306
800,000	VICI Properties LP / VICI Note Co., Inc. 4.25%, 12/1/2026[1,3]	795,019
	Wells Fargo & Co.
1,000,000	4.97% (SOFR+137 basis points), 4/23/2029[1,6]	1,013,993
1,000,000	5.24% (SOFR+111 basis points), 1/24/2031[1,6]	1,025,630
		50,791,324
	HEALTH CARE — 1.7%
1,165,000	CVS Health Corp. 4.30%, 3/25/2028[1]	1,160,070
1,000,000	GlaxoSmithKline Capital PLC 4.89% (SOFR+50 basis points), 3/12/2027[2,5]	1,001,688
	HCA, Inc.
1,000,000	5.37%, 9/1/2026[1]	1,004,946
1,000,000	5.26% (SOFR+87 basis points), 3/1/2028[1,2]	1,005,748
	IQVIA, Inc.
510,000	5.00%, 10/15/2026[1,3]	509,474
1,000,000	5.00%, 5/15/2027[1,3]	996,416
192,000	Tenet Healthcare Corp. 4.38%, 1/15/2030[1]	186,047
		5,864,389
	INDUSTRIALS — 0.6%
1,000,000	BAE Systems PLC 5.12%, 3/26/2029[1,3,5]	1,024,752
542,000	Herc Holdings, Inc. 5.50%, 7/15/2027[1,3]	542,048
250,000	Vertiv Group Corp. 4.13%, 11/15/2028[1,3]	243,680
400,000	XPO, Inc. 6.25%, 6/1/2028[1,3]	405,893
		2,216,373
	MATERIALS — 2.5%
1,000,000	Amrize Finance US LLC 4.60%, 4/7/2027[3]	1,003,955
	Glencore Funding LLC
2,575,000	1.63%, 9/1/2025[1,3]	2,561,610
1,500,000	5.09% (SOFR Index+75 basis points), 10/1/2026[2,3]	1,499,854
1,000,000	5.34%, 4/4/2027[3]	1,013,511
	Rio Tinto Finance USA PLC
1,000,000	4.37%, 3/12/2027[5]	1,005,149
10

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$1,000,000	5.15% (SOFR Index+84 basis points), 3/14/2028[2,5]	$1,005,704
536,000	SNF Group SACA 3.12%, 3/15/2027[1,3,5]	521,829
		8,611,612
	TECHNOLOGY — 2.1%
1,500,000	Dell International LLC / EMC Corp. 4.75%, 4/1/2028[1]	1,517,359
	Hewlett Packard Enterprise Co.
1,000,000	4.45%, 9/25/2026	1,001,514
1,000,000	4.55%, 10/15/2029[1]	994,392
1,000,000	Oracle Corp. 3.25%, 11/15/2027[1]	977,374
	Synopsys, Inc.
1,500,000	4.55%, 4/1/2027	1,507,245
1,500,000	4.65%, 4/1/2028[1]	1,514,867
		7,512,751
	UTILITIES — 1.1%
800,000	Consolidated Edison Co. of New York, Inc. 4.83% (SOFR Index+52 basis points), 11/18/2027[2]	800,134
1,000,000	Georgia Power Co. 4.58% (SOFR Index+28 basis points), 9/15/2026[2]	998,620
1,000,000	NextEra Energy Capital Holdings, Inc. 4.85%, 2/4/2028	1,013,628
903,000	Public Service Enterprise Group, Inc. 4.90%, 3/15/2030[1]	918,372
		3,730,754
	TOTAL CORPORATE BONDS
	(Cost $98,217,422)	98,934,044

	MUNICIPAL BONDS — 0.3%
1,000,000	New Jersey Transportation Trust Fund Authority 4.61%, 6/15/2026	1,002,336
	TOTAL MUNICIPAL BONDS
	(Cost $1,000,000)	1,002,336

	U.S. GOVERNMENT AND AGENCIES — 28.9%
	United States Treasury Note
10,000,000	3.50%, 9/15/2025	9,985,940
5,000,000	4.50%, 3/31/2026	5,013,720
5,000,000	4.13%, 6/15/2026	5,005,990
10,000,000	4.62%, 9/15/2026	10,080,470
10,000,000	4.25%, 3/15/2027	10,075,390
10,000,000	4.13%, 9/30/2027	10,089,840
10,000,000	4.00%, 2/29/2028	10,074,610
11

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES (Continued)
$10,000,000	4.37%, 11/30/2028	$10,207,030
10,000,000	4.00%, 1/31/2029	10,088,670
10,000,000	4.25%, 2/28/2029	10,174,610
10,000,000	4.00%, 7/31/2029	10,092,190
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $99,692,787)	100,888,460

Number of Shares
	SHORT-TERM INVESTMENTS — 4.4%
15,305,081	Goldman Sachs Financial Square Government Fund - Institutional Class 4.11%[9]	15,305,081
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,305,081)	15,305,081
	TOTAL INVESTMENTS — 99.0%
	(Cost $347,331,026)	345,701,838
	Other Assets in Excess of Liabilities — 1.0%	3,407,179
	TOTAL NET ASSETS — 100.0%	$349,109,017

LLC – Limited Liability Company

ULC – Unlimited Liability Corporation

LP – Limited Partnership

PLC – Public Limited Company

IO – Interest Only

[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $118,208,309, which represents 33.9% of total net assets of the Fund.
[4]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.
[7]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[8]	Interest-only security.
[9]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

12

AAM/HIMCO Short Duration Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2025

Assets:
Investments, at value (cost $347,331,026)	$345,701,838
Cash	198,164
Receivables:
Fund shares sold	526,611
Dividends and interest	3,109,580
Prepaid expenses	36,627
Total assets	349,572,820
Liabilities:
Payables:
Investment securities purchased	658
Fund shares redeemed	172,543
Advisory fees	69,079
Shareholder servicing fees (Note 7)	62,597
Distribution fees - Class A & C (Note 8)	8,166
Fund accounting and administration fees	52,498
Transfer agent fees and expenses	14,163
Custody fees	7,225
Trustees’ deferred compensation (Note 3)	32,501
Auditing fees	25,602
Chief Compliance Officer fees	4,141
Trustees’ fees and expenses	318
Accrued other expenses	14,312
Total liabilities	463,803
Commitments and contingencies (Note 3)
Net Assets	$349,109,017
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$353,834,085
Total distributable earnings (accumulated deficit)	(4,725,068)
Net Assets	$349,109,017
Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$32,358,328
Number of shares issued and outstanding	3,198,101
Net asset value per share[1]	$10.12
Maximum sales charge (2.50% of offering price)[2]	0.26
Maximum offering price to public	$10.38
Class C Shares:
Net assets applicable to shares outstanding	$1,671,202
Number of shares issued and outstanding	165,732
Net asset value per share[3]	$10.08
Class I Shares:
Net assets applicable to shares outstanding	$315,079,487
Number of shares issued and outstanding	31,094,024
Net asset value per share	$10.13

1	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

13

AAM/HIMCO Short Duration Fund

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2025

Investment income:
Interest	$16,350,011
Total investment income	16,350,011

Expenses:
Advisory fees	1,326,333
Shareholder servicing fees (Note 7)	320,553
Distribution fees - Class A (Note 8)	83,267
Distribution fees - Class C (Note 8)	19,220
Fund accounting and administration fees	397,664
Transfer agent fees and expenses	76,762
Custody fees	34,089
Registration fees	93,712
Auditing fees	26,464
Shareholder reporting fees	24,426
Chief Compliance Officer fees	23,265
Trustees’ fees and expenses	20,395
Legal fees	17,080
Insurance fees	8,978
Miscellaneous	5,286
Interest expense	476
Total expenses	2,477,970
Advisory fees recovered (waived)	(315,701)
Net expenses	2,162,269
Net investment income (loss)	14,187,742

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(171,255)
Total net realized gain (loss) on:	(171,255)
Net change in unrealized appreciation (depreciation) on:
Investments	6,581,319
Net change in unrealized appreciation (depreciation)	6,581,319
Net realized and unrealized gain (loss)	6,410,064

Net Increase (Decrease) in Net Assets from Operations	$20,597,806

See accompanying Notes to Financial Statements.

14

AAM/HIMCO Short Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$14,187,742	$17,268,341
Net realized gain (loss) on investments	(171,255)	(774,728)
Net change in unrealized appreciation (depreciation) on investments	6,581,319	7,190,973
Net increase (decrease) in net assets resulting from operations	20,597,806	23,684,586

Distributions to Shareholders:
Distributions:
Class A	(1,335,880)	(1,674,376)
Class C	(63,476)	(98,838)
Class I	(13,240,274)	(15,967,165)
Total distributions to shareholders	(14,639,630)	(17,740,379)

Capital Transactions:
Net proceeds from shares sold:
Class A	10,173,316	6,297,580
Class C	20,000	12,200
Class I	154,709,361	121,866,732
Reinvestment of distributions:
Class A	1,137,982	1,510,045
Class C	58,394	92,723
Class I	13,196,203	15,943,911
Cost of shares redeemed:
Class A1	(13,015,886)	(20,511,939)
Class C2	(483,086)	(1,358,208)
Class I3	(176,900,884)	(227,695,514)
Net increase (decrease) in net assets from capital transactions	(11,104,600)	(103,842,470)

Total increase (decrease) in net assets	(5,146,424)	(97,898,263)

Net Assets:
Beginning of period	354,255,441	452,153,704
End of period	$349,109,017	$354,255,441

Capital Share Transactions:
Shares sold:
Class A	1,015,746	637,628
Class C	1,998	1,239
Class I	15,421,877	12,332,313
Shares reinvested:
Class A	113,755	153,518
Class C	5,853	9,447
Class I	1,317,607	1,618,235
Shares redeemed:
Class A	(1,297,286)	(2,080,321)
Class C	(48,317)	(137,790)
Class I	(17,620,137)	(23,047,199)
Net increase (decrease) in capital share transactions	(1,088,904)	(10,512,930)

[1]	Net of redemption fee proceeds of $(10) and $1,792, respectively.
[2]	Net of redemption fee proceeds of $0 and $60, respectively.
[3]	Net of redemption fee proceeds of $111 and $366, respectively.

See accompanying Notes to Financial Statements.

15

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.95	$9.81	$9.76	$10.10	$9.98
Income from Investment Operations:
Net investment income (loss) [1]	0.39	0.41	0.30	0.08	0.09
Net realized and unrealized gain (loss)	0.18	0.15	0.04	(0.35)	0.13
Total from investment operations	0.57	0.56	0.34	(0.27)	0.22

Less Distributions:
From net investment income	(0.40)	(0.42)	(0.29)	(0.07)	(0.10)
Total distributions	(0.40)	(0.42)	(0.29)	(0.07)	(0.10)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.12	$9.95	$9.81	$9.76	$10.10

Total return[3]	5.85%	5.83%	3.52%	(2.65)%	2.24%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,358	$33,504	$45,645	$97,925	$126,051

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.93%[4]	0.88%	0.84%	0.81%	0.84%
After fees waived and expenses absorbed/recovered	0.84%[4]	0.84%	0.84%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.75%	4.12%	3.06%	0.79%	0.94%
After fees waived and expenses absorbed/recovered	3.84%	4.16%	3.06%	0.76%	0.94%

Portfolio turnover rate	40%	33%	12%	37%	38%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 2.50% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of Class A shares made within 18 months of the date of purchase. If the sales charge was included, total returns would be lower.
[4]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended June 30, 2025.

See accompanying Notes to Financial Statements.

16

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.92	$9.78	$9.73	$10.08	$9.96
Income from Investment Operations:
Net investment income (loss) [1]	0.31	0.34	0.22	- [2]	0.02
Net realized and unrealized gain (loss)	0.18	0.14	0.04	(0.34)	0.13
Total from investment operations	0.49	0.48	0.26	(0.34)	0.15

Less Distributions:
From net investment income	(0.33)	(0.34)	(0.21)	(0.01)	(0.03)
Total distributions	(0.33)	(0.34)	(0.21)	(0.01)	(0.03)

Redemption fee proceeds[1]	-	- [2]	- [2]	-	-

Net asset value, end of period	$10.08	$9.92	$9.78	$9.73	$10.08

Total return[3]	5.00%	5.04%	2.75%	(3.42)%	1.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,671	$2,046	$3,258	$4,514	$5,875

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.68%[4]	1.63%	1.59%	1.56%	1.59%
After fees waived and expenses absorbed/recovered	1.59%[4]	1.59%	1.59%	1.59%	1.59%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.00%	3.37%	2.31%	0.04%	0.19%
After fees waived and expenses absorbed/recovered	3.09%	3.41%	2.31%	0.01%	0.19%

Portfolio turnover rate	40%	33%	12%	37%	38%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended June 30, 2025.

See accompanying Notes to Financial Statements.

17

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.97	$9.82	$9.78	$10.11	$9.99
Income from Investment Operations:
Net investment income (loss) [1]	0.41	0.44	0.32	0.10	0.12
Net realized and unrealized gain (loss)	0.17	0.15	0.03	(0.33)	0.13
Total from investment operations	0.58	0.59	0.35	(0.23)	0.25

Less Distributions:
From net investment income	(0.42)	(0.44)	(0.31)	(0.10)	(0.13)
Total distributions	(0.42)	(0.44)	(0.31)	(0.10)	(0.13)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.13	$9.97	$9.82	$9.78	$10.11

Total return[3]	6.00%	6.20%	3.67%	(2.30)%	2.48%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$315,079	$318,705	$403,251	$444,545	$400,417

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.68%[4]	0.63%	0.59%	0.56%	0.59%
After fees waived and expenses absorbed/recovered	0.59%[4]	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.00%	4.37%	3.31%	1.04%	1.19%
After fees waived and expenses absorbed/recovered	4.09%	4.41%	3.31%	1.01%	1.19%

Portfolio turnover rate	40%	33%	12%	37%	38%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended June 30, 2025.

See accompanying Notes to Financial Statements.

18

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

Note 1 – Organization

AAM/HIMCO Short Duration Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014. The Fund currently offers three classes of shares: Class A, Class C, and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

19

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans

The Fund may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares in proportion to their relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

20

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2025, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

21

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Hartford Investment Management Company (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.84%, 1.59% and 0.59% of the average daily net assets of the Fund’s Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2034, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the year ended June 30, 2025, the Advisor waived a portion of its advisory fees totaling $315,701. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At June 30, 2025, the amount of these potentially recoverable expenses was $490,859. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2026	$2,036
2027	173,122
2028	315,701
Total	$490,859

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended June 30, 2025, are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended June 30, 2025, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

22

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended June 30, 2025, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2025, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$347,331,026

Gross unrealized appreciation	3,327,035
Gross unrealized depreciation	(4,956,223)

Net unrealized appreciation/(depreciation)	$(1,629,188)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,248,509
Undistributed long-term capital gains	-
Tax accumulated earnings	1,248,509

Accumulated capital and other losses	(4,311,888)
Unrealized appreciation/(depreciation) on investments	(1,629,188)
Unrealized Trustees’ deferred compensation	(32,501)
Total accumulated earnings/(deficit)	$(4,725,068)

23

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

The tax character of the distributions paid during the fiscal years ended June 30, 2025 and June 30, 2024, were as follows:

Distributions paid from:	2025	2024
Ordinary income	$14,639,630	$17,740,379
Net long-term capital gains	-	-
Total distributions paid	$14,639,630	$17,740,379

At June 30, 2025, the Fund had an accumulated capital loss carry forward as follows:

Not Subject to Expiration:
Short-term	$1,401,138
Long-term	2,910,750
Total	$4,311,888

The fund utilized $0 of its capital loss carryforwards during the year ended June 30, 2025. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended June 30, 2025 and the year ended June 30, 2024, the Fund received $101 and $2,218, respectively.

Note 6 – Investment Transactions

For the year ended June 30, 2025, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts, options contracts and swap contracts were $128,637,574 and $140,655,856, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended June 30, 2025, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to the Fund’s Class A Shares and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees for the sale and distribution of the Fund’s Class A and Class C Shares and/or shareholder liaison service fees in connection with the provision of personal services to shareholders of each such Class and the maintenance of their shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the plan.

24

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

For the year ended June 30, 2025, the Fund’s distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

25

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$53,635,617	$-	$53,635,617
Bank Loans	-	13,572,100	-	13,572,100
Collateralized Mortgage Obligations	-	24,047,641	-	24,047,641
Commercial Mortgage-Backed Securities[2]	-	38,316,559	0	38,316,559
Corporate Bonds[1]	-	98,934,044	-	98,934,044
Municipal Bonds	-	1,002,336	-	1,002,336
U.S. Government and Agencies	-	100,888,460	-	100,888,460
Short-Term Investments	15,305,081	-	-	15,305,081
Total Investments	$15,305,081	$330,396,757	$0	$345,701,838

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

[2]	The Fund held Commercial Mortgage-Backed Securities with $0 market value at the beginning and ending of period with no activity during the year.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025:

Asset Class	Fair Value at June 30, 2025	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Commercial Mortgage Backed Securities	$0	Asset Approach	Estimated Recovery Proceeds	$0	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Unfunded Commitments

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of June 30, 2025, the Fund did not have any unfunded commitments outstanding.

26

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 13 – New Accounting Pronouncements and Regulatory Updates

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the AAM/HIMCO Short Duration Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the AAM/HIMCO Short Duration Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and agent banks, when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 29, 2025

28

AAM/Insight Select Income Fund

(Class A: CPUAX)

(Class C: CPUCX)

(Class I: CPUIX)

ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2025

AAM/Insight Select Income Fund

A series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	23
Statement of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	28
Class A	28
Class C	29
Class I	30
Notes to Financial Statements	31
Report of Independent Registered Public Accounting Firm	43
Supplemental Information	44

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/Insight Select Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES — 11.8%
243,877	AASET 2025-1 Series 2025-1A, Class A, 5.94%, 2/16/2050[2]	$249,429
22,175	Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028[2,3]	22,220
47,144	Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028[2,3]	47,523
	Avis Budget Rental Car Funding AESOP LLC
50,000	Series 2020-1A, Class A, 2.33%, 8/20/2026[2,3]	49,876
282,000	Series 2025-2A, Class A, 5.12%, 8/20/2031[2,3]	286,831
1,000,000	Bain Capital Credit CLO 2020-3 Ltd. Series 2020-3A, Class A1RR, 5.49% (3-Month Term SOFR+121 basis points), 10/23/2034[2,3,4]	1,000,245
241,884	Blackbird Capital Aircraft Series 2021-1A, Class B, 3.45%, 7/15/2046[2,3]	226,804
665,000	BlackRock Shasta CLO XIII LLC Series 2024-1A, Class A1, 6.11% (3-Month Term SOFR+185 basis points), 7/15/2036[2,3,4]	665,894
450,000	Centersquare Issuer LLC Series 2025-1A, Class A2, 5.50%, 3/26/2055[2,3]	442,701
850,000	Cerberus Loan Funding XLIX LLC Series 2024-5A, Class A, 5.61% (3-Month Term SOFR+135 basis points), 1/15/2034[2,3,4]	847,378
500,815	CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060[2,3]	495,455
50,702	Chesapeake Funding II LLC Series 2023-2A, Class A1, 6.16%, 10/15/2035[2,3]	51,375
1,000,000	Churchill MMSLF CLO-IV Ltd. Series 2024-3A, Class A, 5.87% (3-Month Term SOFR+160 basis points), 10/22/2035[2,3,4]	993,691
325,000	CLI Funding IX LLC Series 2025-1A, Class A, 5.35%, 6/20/2050[2,3]	327,425
109,000	COMM Mortgage Trust Series 2020-CX, Class D, 2.77%, 11/10/2046[2,3,5]	88,794
257,899	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2,3]	235,974
185,076	Cross Mortgage Trust Series 2024-H2, Class A2, 6.42%, 4/25/2069[2,3,6]	186,821
503,000	CyrusOne Data Centers Issuer I LLC Series 2025-1A, Class A2, 5.91%, 2/20/2050[2,3]	512,213
178,700	Daimler Trucks Retail Trust Series 2023-1, Class A3, 5.90%, 3/15/2027[3]	179,790
598,000	DataBank Issuer Series 2021-2A, Class A2, 2.40%, 10/25/2051[2,3]	574,819
600,230	DB Master Finance LLC Series 2021-1A, Class A2I, 2.04%, 11/20/2051[2,3]	578,049
525,150	Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I, 2.66%, 4/25/2051[2,3]	489,856
1

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
204,743	EnFin Residential Solar Receivables Trust Series 2024-2A, Class A, 5.98%, 9/20/2055[2,3]	$197,107
151,341	ENFIN Residential Solar Receivables Trust Series 2024-1A, Class A, 6.65%, 2/20/2055[2,3]	151,179
545,000	Flexential Issuer Series 2021-1A, Class A2, 3.25%, 11/27/2051[2,3]	527,364
	Ford Credit Auto Owner Trust
370,000	Series 2022-C, Class B, 5.03%, 2/15/2028[3]	371,711
194,000	Series 2024-1, Class A, 4.87%, 8/15/2036[2,3,6]	197,463
1,500,000	Fortress Credit Opportunities CLO Ltd. Series 2017-9A, Class A1TR, 6.07% (3-Month Term SOFR+181 basis points), 10/15/2033[2,3,4]	1,501,496
250,000	Golub Capital Partners CLO Ltd. Series 2020-47A, Class CR, 6.66% (3-Month Term SOFR+240 basis points), 8/5/2037[2,3,4]	250,891
45,552	Hilton Grand Vacations Trust Series 2023-1A, Class A, 5.72%, 1/25/2038[2,3]	46,370
	Huntington Bank Auto Credit-Linked Notes
183,812	Series 2024-2, Class B1, 5.44%, 10/20/2032[2,3]	185,509
255,673	Series 2025-1, Class B, 4.96%, 3/21/2033[2,3]	256,658
177,410	ITE Rail Fund Levered LP Series 2021-1A, Class A, 2.25%, 2/28/2051[2,3]	166,836
473,000	IVY Hill Middle Market Credit Fund XII Ltd. Series 12A, Class BRR, 6.30% (3-Month Term SOFR+200 basis points), 4/20/2037[2,3,5]	471,226
158,602	Jersey Mike’s Funding LLC Series 2024-1A, Class A2, 5.63%, 2/15/2055[2,3]	161,069
155,773	JP Morgan Mortgage Trust Series Series 2024-CES1, Class A2, 6.15%, 6/25/2054[2,3,6]	156,970
1,000,000	LCM 37 Ltd. Series 37A, Class A1R, 5.32% (3-Month Term SOFR+106 basis points), 4/15/2034[2,3,4]	997,966
600,000	MCF CLO IX Ltd. Series 2019-1A, Class A1RR, 6.28% (3-Month Term SOFR+200 basis points), 4/17/2036[2,3,4]	601,217
	MF1 Ltd.
910,500	Series 2021-FL7, Class AS, 5.88% (1-Month Term SOFR+157 basis points), 10/16/2036[2,3,4]	905,974
448,000	Series 2022-FL8, Class C, 6.52% (1-Month Term SOFR+220 basis points), 2/19/2037[2,3,4]	445,376
65,492	Navient Private Education Refi Loan Trust Series 2021-A, Class A, 0.84%, 5/15/2069[2,3]	59,680
1,058,000	New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061[2,3]	998,263
95,671	New Residential Mortgage Loan Trust Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058[2,3,5]	93,159
147,000	Oscar U.S. Funding XVI LLC Series 2024-1A, Class A3, 5.54%, 2/10/2028[2,3]	148,223
2

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
117,710	RCKT Mortgage Trust Series 2024-CES2, Class A2, 6.39%, 4/25/2044[2,3,5]	$118,981
1,000,000	Regatta XXII Funding Ltd. Series 2022-2A, Class AR, 5.52% (3-Month Term SOFR+125 basis points), 7/20/2035[2,3,4]	999,755
582,000	Retained Vantage Data Centers Issuer LLC Series 2024-1A, Class A2, 4.99%, 9/15/2049[2,3]	576,461
250,000	Santander Bank Auto Credit-Linked Notes Series Series 2024-B, Class C, 5.14%, 1/18/2033[2,3]	250,592
175,114	Santander Drive Auto Receivables Trust Series 2022-5, Class C, 4.74%, 10/16/2028[3]	175,058
984,000	Slam Ltd. Series 2021-1A, Class A, 2.43%, 6/15/2046[2,3]	931,591
250,000	SLAM 2025-1 Ltd. Series 2025-1A, Class A, 5.81%, 5/15/2050[2]	258,462
	SMB Private Education Loan Trust
18,219	Series 2017-B, Class A2B, 5.18% (1-Month Term SOFR+86 basis points), 10/15/2035[2,3,4]	18,189
258,489	Series 2019-B, Class A2B, 5.43% (1-Month Term SOFR+111 basis points), 6/15/2037[2,3,4]	258,611
132,378	Tesla Auto Lease Trust Series 2023-B, Class A3, 6.13%, 9/21/2026[2,3]	132,797
373,214	TIF Funding II LLC Series 2021-1A, Class A, 1.65%, 2/20/2046[2,3]	335,237
301,781	TIF Funding III LLC Series 2024-1A, Class A, 5.48%, 4/20/2049[2,3]	306,050
950,000	Voya CLO Ltd. Series 2019-1A, Class A1RR, 5.63% (3-Month Term SOFR+137 basis points), 10/15/2037[2,3,4]	953,078
	Willis Engine Structured Trust
448,467	Series 2018-A, Class A, 4.75%, 9/15/2043[2,3,6]	445,385
548,058	Series 2021-A, Class A, 3.10%, 5/15/2046[2,3]	509,369
704,980	Zayo Issuer LLC Series 2025-2A, Class A2, 5.95%, 6/20/2055[2,3]	725,768
	TOTAL ASSET-BACKED SECURITIES
	(Cost $24,730,453)	24,440,254

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
960,000	BANK5 Series 2024-5YR12, Class A2, 5.42%, 12/15/2057[3]	986,641
361,611	BX Commercial Mortgage Trust Series 2024-AIR2, Class A, 5.81% (1-Month Term SOFR+149 basis points), 10/15/2041[2,4]	362,287
162,000	BXHPP Trust FILM Series 2021-FILM, Class C, 5.53% (1-Month Term SOFR+121 basis points), 8/15/2036[2,4]	148,394
105,860	COLT Mortgage Loan Trust Series 2023-3, Class A2, 7.43%, 9/25/2068[2,3,6]	107,385
3

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
138,000	Hudson Yards Mortgage Trust Series 2025-SPRL, Class C, 6.15%, 1/13/2040[2,5]	$142,070
554,000	PMT Issuer Trust - FMSR Series 2021-FT1, Class A, 7.43% (1-Month Term SOFR+312 basis points), 3/25/2026[2,3,4]	556,912
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $2,290,078)	2,303,689

	CORPORATE BONDS — 81.0%
	COMMUNICATIONS — 5.2%
105,000	Alphabet, Inc. 5.25%, 5/15/2055[3]	103,563
	AT&T, Inc.
750,000	4.75%, 5/15/2046[3]	655,240
1,500,000	3.55%, 9/15/2055[3]	1,014,127
775,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.83%, 10/23/2055[3]	794,246
500,000	Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027[2,3]	494,369
1,045,000	Comcast Corp. 3.45%, 2/1/2050[3]	717,404
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[2]	632,301
200,000	Iliad Holding SASU 8.50%, 4/15/2031[2,3,7]	213,941
	Meta Platforms, Inc.
335,000	4.45%, 8/15/2052[3]	282,702
556,000	5.40%, 8/15/2054[3]	542,943
595,000	NBN Co., Ltd. 4.25%, 10/1/2029[2,3,7]	592,714
	Paramount Global
419,000	4.20%, 5/19/2032[3]	382,553
83,000	6.87%, 4/30/2036	85,028
640,000	5.85%, 9/1/2043[3]	557,831
530,000	Prosus N.V. 4.99%, 1/19/2052[2,3,7]	409,321
725,000	Rogers Communications, Inc. 7.12% (USD 5 Year Tsy+262 basis points), 4/15/2055[3,7,8]	734,865
503,000	Snap, Inc. 6.88%, 3/1/2033[2,3]	515,913
489,000	Time Warner Cable LLC 6.55%, 5/1/2037	505,247
48,000	T-Mobile USA, Inc. 4.95%, 3/15/2028[3]	48,803
	Verizon Communications, Inc.
615,000	4.02%, 12/3/2029[3]	606,650
4

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
664,000	3.55%, 3/22/2051[3]	$475,512
477,000	Vmed O2 UK Financing I PLC 4.75%, 7/15/2031[2,3,7]	441,288
70,000	Warnermedia Holdings, Inc. 5.14%, 3/15/2052[3]	43,754
		10,850,315
	CONSUMER DISCRETIONARY — 8.6%
155,000	Air Canada 3.88%, 8/15/2026[2,3,7]	153,431
118,008	Air Canada Class A Pass-Through Trust 5.25%, 10/1/2030[2,7]	119,051
	American Airlines Class AA Pass-Through Trust
164,820	3.65%, 8/15/2030	159,302
259,017	3.35%, 4/15/2031	246,368
323,548	3.15%, 8/15/2033	297,067
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
116,333	5.50%, 4/20/2026[2,7]	116,068
161,000	5.75%, 4/20/2029[2,7]	161,220
425,000	Asbury Automotive Group, Inc. 5.00%, 2/15/2032[2,3]	404,342
650,000	Avianca Midco 2 PLC 9.62%, 2/14/2030[2,3,7]	599,495
400,000	Benteler International A.G. 10.50%, 5/15/2028[2,3,7]	420,972
84,500	British Airways Class A Pass-Through Trust 4.25%, 11/15/2032[2]	81,005
418,000	Builders FirstSource, Inc. 6.37%, 3/1/2034[2,3]	425,934
37,000	Caesars Entertainment, Inc. 8.12%, 7/1/2027[2,3]	37,148
	Carnival Corp.
300,000	6.00%, 5/1/2029[2,3,7]	303,128
121,000	6.12%, 2/15/2033[2,3,7]	123,803
	Delta Air Lines, Inc. / SkyMiles IP Ltd.
20,500	4.50%, 10/20/2025[2,7]	20,450
623,000	4.75%, 10/20/2028[2,7]	624,369
	ERAC USA Finance LLC
377,000	5.20%, 10/30/2034[2,3]	384,134
750,000	7.00%, 10/15/2037[2]	860,693
	Ford Motor Credit Co. LLC
204,000	5.80%, 3/5/2027[3]	205,613
550,000	7.12%, 11/7/2033[3]	570,896
1,360,000	General Motors Co. 5.63%, 4/15/2030[3]	1,389,976
	General Motors Financial Co., Inc.
5

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
797,000	3.60%, 6/21/2030[3]	$745,396
1,213,000	2.35%, 1/8/2031[3]	1,050,245
500,000	Goodyear Tire & Rubber Co. 6.62%, 7/15/2030[3]	509,087
805,000	Home Depot, Inc. 5.30%, 6/25/2054[3]	773,699
930,000	International Game Technology PLC 5.25%, 1/15/2029[2,3,7]	922,038
687,000	Las Vegas Sands Corp. 6.20%, 8/15/2034[3]	702,218
151,000	Latam Airlines Group S.A. 7.62%, 1/7/2031[2,3,7]	151,302
845,000	Marriott International, Inc. 5.50%, 4/15/2037[3]	845,837
555,000	Melco Resorts Finance Ltd. 5.38%, 12/4/2029[2,3,7]	518,785
585,000	Meritage Homes Corp. 5.65%, 3/15/2035[3]	586,720
584,000	NCL Corp. Ltd. 6.25%, 3/1/2030[2,3,7]	588,631
152,000	Paychex, Inc. 5.60%, 4/15/2035[3]	157,153
500,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.38%, 8/31/2027[2,3]	483,666
93,014	United Airlines Class A Pass-Through Trust 5.87%, 4/15/2029	94,902
148,074	United Airlines Class A Pass-Through Trust 5.80%, 7/15/2037	151,047
	United Airlines Class AA Pass-Through Trust
138,092	4.15%, 2/25/2033	132,233
460,946	2.70%, 11/1/2033	411,811
137,637	United Airlines Class B Pass-Through Trust 4.60%, 9/1/2027	135,928
	United Airlines, Inc.
64,000	4.38%, 4/15/2026[2,3]	63,578
273,000	4.63%, 4/15/2029[2,3]	264,992
355,000	Volkswagen Group of America Finance LLC 6.45%, 11/16/2030[2,3]	377,711
400,000	Wynn Macau Ltd. 5.63%, 8/26/2028[2,3,7]	393,236
		17,764,680
	CONSUMER STAPLES — 3.8%
152,000	Altria Group, Inc. 5.95%, 2/14/2049[3]	151,297
635,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/2036[3]	619,775
6

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
	BAT Capital Corp.
119,000	6.34%, 8/2/2030[3]	$128,224
400,000	7.08%, 8/2/2043[3]	440,921
306,000	5.65%, 3/16/2052[3]	285,513
	Bimbo Bakeries USA, Inc.
376,000	6.40%, 1/15/2034[2,3]	400,996
352,000	4.00%, 5/17/2051[2,3]	259,075
200,000	Diageo Investment Corp. 5.63%, 4/15/2035[3]	209,249
179,000	HCA, Inc. 5.60%, 4/1/2034[3]	183,189
574,000	J M Smucker Co. 6.50%, 11/15/2053[3]	614,015
815,000	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co. 5.50%, 1/15/2036[2,3]	817,799
206,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.63%, 1/15/2032[3,7]	188,314
251,000	Keurig Dr Pepper, Inc. 4.50%, 11/15/2045[3]	209,982
151,000	Kroger Co. 5.50%, 9/15/2054[3]	143,452
229,000	MARB BondCo PLC 3.95%, 1/29/2031[2,3,7]	202,927
	Mars, Inc.
855,000	5.20%, 3/1/2035[2,3]	864,702
557,000	5.65%, 5/1/2045[2,3]	558,683
600,000	NBM U.S. Holdings, Inc. 6.62%, 8/6/2029[2,3]	603,473
730,000	Philip Morris International, Inc. 4.25%, 11/10/2044	620,523
383,000	Viking Baked Goods Acquisition Corp. 8.62%, 11/1/2031[2,3]	374,659
		7,876,768
	ENERGY — 10.0%
414,000	Aker BP ASA 3.10%, 7/15/2031[2,3,7]	369,565
	BP Capital Markets PLC
81,000	4.38% (USD 5 Year Tsy+404 basis points)[3,7,8,9]	80,767
884,000	6.13% (USD 5 Year Tsy+192 basis points)[3,7,8,9]	882,238
235,000	Cheniere Energy Partners LP 5.55%, 10/30/2035[2,3]	236,952
1,162,000	CITGO Petroleum Corp. 8.37%, 1/15/2029[2,3]	1,208,611
7

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
92,000	Columbia Pipelines Operating Co. LLC 6.54%, 11/15/2053[2,3]	$95,197
604,000	Coterra Energy, Inc. 5.40%, 2/15/2035[3]	597,797
668,000	CVR Energy, Inc. 5.75%, 2/15/2028[2,3]	639,448
310,000	Diamondback Energy, Inc. 5.40%, 4/18/2034[3]	310,971
	DT Midstream, Inc.
358,000	4.30%, 4/15/2032[2,3]	334,901
245,000	5.80%, 12/15/2034[2,3]	249,357
200,000	Empresa Nacional del Petroleo 5.95%, 7/30/2034[2,3,7]	202,346
	Enbridge, Inc.
150,000	6.70%, 11/15/2053[3,7]	162,441
480,000	7.37% (USD 5 Year Tsy+312 basis points), 3/15/2055[3,7,8]	497,729
180,000	6.00% (3-Month Term SOFR+415 basis points), 1/15/2077[3,7,10]	179,890
	Energy Transfer LP
275,000	5.40%, 10/1/2047[3]	245,074
500,000	6.25%, 4/15/2049[3]	493,868
108,000	5.95%, 5/15/2054[3]	102,772
241,000	Eni S.p.A. 5.95%, 5/15/2054[2,3,7]	233,312
	Enterprise Products Operating LLC
475,000	6.45%, 9/1/2040	521,277
366,000	3.30%, 2/15/2053[3]	242,292
126,000	5.38% (3-Month Term SOFR+283 basis points), 2/15/2078[3,10]	123,908
129,000	EQT Corp. 6.38%, 4/1/2029[2,3]	133,041
1,000,000	Exxon Mobil Corp 1.41%, 6/26/2039[3]	854,186
	Global Partners LP / GLP Finance Corp.
68,000	6.87%, 1/15/2029[3]	69,050
518,000	8.25%, 1/15/2032[2,3]	544,636
170,000	7.12%, 7/1/2033[2,3]	172,549
303,000	Harbour Energy PLC 6.33%, 4/1/2035[2,3,7]	301,061
130,000	Hess Midstream Operations LP 5.13%, 6/15/2028[2,3]	129,092
59,000	Howard Midstream Energy Partners LLC 7.37%, 7/15/2032[2,3]	62,035
540,000	Ithaca Energy North Sea PLC 8.12%, 10/15/2029[2,3,7]	556,120
420,000	Medco Cypress Tree Pte Ltd. 8.62%, 5/19/2030[2,3,7]	430,096
8

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
983,000	MPLX LP 4.90%, 4/15/2058[3]	$789,575
	NGPL PipeCo LLC
820,000	4.88%, 8/15/2027[2,3]	815,809
737,000	7.77%, 12/15/2037[2]	841,165
1,165,000	ONEOK, Inc. 6.05%, 9/1/2033[3]	1,221,012
400,000	Petroleos del Peru S.A. 4.75%, 6/19/2032[2,7]	308,972
485,000	Petroleos Mexicanos 6.50%, 3/13/2027[7]	481,653
238,000	Phillips 66 4.88%, 11/15/2044[3]	206,677
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.50%, 12/15/2026[3]	250,347
250,000	Saudi Arabian Oil Co. 5.75%, 7/17/2054[2,3,7]	233,725
234,000	South Bow USA Infrastructure Holdings LLC 5.58%, 10/1/2034[2,3]	231,566
462,000	Targa Resources Corp. 4.90%, 9/15/2030[3]	465,826
809,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.50%, 3/1/2030[3]	820,909
	TotalEnergies Capital S.A.
277,000	5.49%, 4/5/2054[3,7]	266,598
635,000	5.43%, 9/10/2064[3,7]	595,102
736,000	TransCanada PipeLines Ltd. 7.00% (USD 5 Year Tsy+262 basis points), 6/1/2065[3,7,8]	735,781
561,000	Venture Global Plaquemines LNG, LLC 7.00%, 1/31/2036[2,3]	561,000
800,000	Williams Cos., Inc. 4.90%, 1/15/2045[3]	703,546
		20,791,842
	FINANCIALS — 25.7%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
669,000	3.30%, 1/30/2032[3,7]	605,633
150,000	6.95% (USD 5 Year Tsy+272 basis points), 3/10/2055[3,7,8]	155,977
175,000	6.50% (USD 5 Year Tsy+244 basis points), 1/31/2056[3,7,8]	174,151
156,000	Aircastle Ltd. / Aircastle Ireland DAC 5.75%, 10/1/2031[2,3,7]	160,233
	Allianz S.E.
600,000	3.50% (USD 5 Year Tsy+297 basis points)[2,3,7,8,9,11]	589,688
200,000	3.20% (USD 5 Year Tsy+216 basis points)[2,3,7,8,9,11]	175,155
175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[3,10]	179,495
9

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
747,000	American Homes 4 Rent LP 5.50%, 2/1/2034[3]	$759,585
287,000	Arthur J. Gallagher & Co. 5.55%, 2/15/2055[3]	275,672
400,000	Banco Santander S.A. 5.59%, 8/8/2028[7]	413,113
	Bank of America Corp.
200,000	4.18%, 11/25/2027[3]	199,202
1,895,000	2.97% (SOFR+133 basis points), 2/4/2033[3,10]	1,697,295
965,000	5.87% (SOFR+184 basis points), 9/15/2034[3,10]	1,018,498
384,000	5.47% (SOFR+165 basis points), 1/23/2035[3,10]	394,565
1,055,000	5.51% (SOFR+131 basis points), 1/24/2036[3,10]	1,085,143
799,000	5.74% (SOFR+170 basis points), 2/12/2036[3,10]	812,011
200,000	5.88%, 2/7/2042	209,215
599,000	Bank of Montreal 7.30% (USD 5 Year Tsy+301 basis points), 11/26/2084[3,7,8]	610,105
1,250,000	Bank of Nova Scotia 7.35% (USD 5 Year Tsy+290 basis points), 4/27/2085[3,7,8]	1,259,627
200,000	Barclays PLC 6.04% (SOFR+242 basis points), 3/12/2055[3,7,10]	205,232
603,000	Boston Properties LP 2.55%, 4/1/2032[3]	508,825
115,000	Brown & Brown, Inc. 5.55%, 6/23/2035[3]	117,234
600,000	Capital One Financial Corp. 7.62% (SOFR+307 basis points), 10/30/2031[3,10]	677,656
	Citigroup, Inc.
779,000	5.45% (SOFR+145 basis points), 6/11/2035[3,10]	795,910
658,000	6.02% (SOFR+183 basis points), 1/24/2036[3,10]	675,218
672,000	6.75% (USD 5 Year Tsy+257 basis points)[3,8,9]	676,980
	Citizens Financial Group, Inc.
103,000	5.84% (SOFR+201 basis points), 1/23/2030[3,10]	106,596
798,000	6.64% (SOFR+232 basis points), 4/25/2035[3,10]	859,993
	Corebridge Financial, Inc.
31,000	5.75%, 1/15/2034[3]	32,208
328,000	6.38% (USD 5 Year Tsy+265 basis points), 9/15/2054[3,8]	326,818
694,000	Cousins Properties LP 5.38%, 2/15/2032[3]	701,284
265,000	Extra Space Storage LP 2.35%, 3/15/2032[3]	224,902
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[2,3,10]	857,258
407,000	First Industrial LP 5.25%, 1/15/2031[3]	411,738
450,000	Global Payments, Inc. 5.40%, 8/15/2032[3]	459,060
10

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Goldman Sachs Group, Inc.
209,000	5.95%, 1/15/2027	$214,652
790,000	6.29% (3-Month Term SOFR+201 basis points), 10/28/2027[3,4]	803,057
1,787,000	5.05% (SOFR+121 basis points), 7/23/2030[3,10]	1,816,139
1,640,000	1.99% (SOFR+109 basis points), 1/27/2032[3,10]	1,419,860
250,000	6.75%, 10/1/2037	274,709
391,000	5.56% (SOFR+158 basis points), 11/19/2045[3,10]	385,437
519,000	5.73% (SOFR+170 basis points), 1/28/2056[3,10]	519,684
232,000	High Street Funding Trust II 4.68%, 2/15/2048[2,3]	197,938
224,000	HSBC Holdings PLC 4.95%, 3/31/2030[7]	227,786
	JPMorgan Chase & Co.
287,000	5.30% (SOFR+145 basis points), 7/24/2029[3,10]	294,620
1,280,000	2.58% (3-Month Term SOFR+125 basis points), 4/22/2032[3,10]	1,142,689
1,551,000	5.35% (SOFR+184 basis points), 6/1/2034[3,10]	1,596,714
1,009,000	5.34% (SOFR+162 basis points), 1/23/2035[3,10]	1,032,896
307,000	5.50% (SOFR+132 basis points), 1/24/2036[3,10]	315,991
482,000	5.53% (SOFR+155 basis points), 11/29/2045[3,10]	483,697
930,000	Liberty Mutual Group, Inc. 3.95%, 10/15/2050[2,3]	680,982
341,000	Lincoln National Corp. 5.85%, 3/15/2034[3]	350,915
452,000	Lloyds Banking Group PLC 5.59% (USD 1 Year Tsy+120 basis points), 11/26/2035[3,7,10]	459,801
401,000	M&T Bank Corp. 5.18% (SOFR+140 basis points), 7/8/2031[3,10]	407,515
	Macquarie Airfinance Holdings Ltd.
848,000	5.15%, 3/17/2030[2,3,7]	847,334
59,000	6.50%, 3/26/2031[2,3,7]	62,433
236,000	Massachusetts Mutual Life Insurance Co. 4.90%, 4/1/2077[2]	194,396
	MetLife, Inc.
1,219,000	9.25%, 4/8/2038[2,3]	1,446,196
333,000	10.75%, 8/1/2039[3]	445,779
1,150,000	6.40%, 12/15/2066[3]	1,201,011
	Morgan Stanley
1,250,000	5.04% (SOFR+122 basis points), 7/19/2030[3,10]	1,270,832
575,000	4.89% (SOFR+208 basis points), 7/20/2033[3,10]	575,715
1,415,000	6.63% (SOFR+205 basis points), 11/1/2034[3,10]	1,559,910
78,000	Nasdaq, Inc. 5.35%, 6/28/2028[3]	80,323
260,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7.00%, 2/1/2030[2,3]	267,295
	Phillips Edison Grocery Center Operating Partnership I LP
11

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
490,000	5.25%, 8/15/2032[3]	$494,562
80,000	5.75%, 7/15/2034[3]	82,229
244,000	4.95%, 1/15/2035[3]	236,259
281,000	Pine Street Trust III 6.22%, 5/15/2054[2,3]	277,268
	PNC Financial Services Group, Inc.
166,000	6.62% (SOFR Index+173 basis points), 10/20/2027[3,10]	170,640
379,000	5.00% (3-Month Term SOFR+356 basis points)[3,9,10,11]	378,771
227,000	Prologis LP 5.25%, 3/15/2054[3]	213,336
447,000	Prudential Financial, Inc. 5.70% (3-Month USD Libor+266 basis points), 9/15/2048[3,10]	452,776
215,000	Rexford Industrial Realty LP 2.15%, 9/1/2031[3]	184,286
900,000	Royal Bank of Canada 7.50% (USD 5 Year Tsy+289 basis points), 5/2/2084[3,7,8]	929,903
572,000	Sabra Health Care LP 3.20%, 12/1/2031[3]	509,479
78,000	Santander Holdings USA, Inc. 6.50% (SOFR+236 basis points), 3/9/2029[3,10]	81,316
462,000	SBA Tower Trust 2.59%, 10/15/2031[2,3]	402,842
159,000	Simon Property Group LP 5.85%, 3/8/2053[3]	159,305
278,000	State Street Corp. 6.70% (USD 5 Year Tsy+261 basis points)[3,8,9]	289,669
564,000	Store Capital LLC 5.40%, 4/30/2030[2,3]	571,351
	Toronto-Dominion Bank
382,000	5.53%, 7/17/2026[7]	386,679
350,000	7.25% (USD 5 Year Tsy+298 basis points), 7/31/2084[3,7,8]	359,180
	Truist Financial Corp.
96,000	7.16% (SOFR+245 basis points), 10/30/2029[3,10]	103,826
66,000	5.87% (SOFR+236 basis points), 6/8/2034[3,10]	68,941
70,000	5.71% (SOFR+192 basis points), 1/24/2035[3,10]	72,559
1,232,000	6.67% (USD 5 Year Tsy+300 basis points)[3,8,9,11]	1,234,433
	U.S. Bancorp
94,000	5.84% (SOFR+226 basis points), 6/12/2034[3,10]	98,756
265,000	5.68% (SOFR+186 basis points), 1/23/2035[3,10]	275,189
	UBS Group A.G.
250,000	3.09% (SOFR+173 basis points), 5/14/2032[2,3,7,10]	226,878
200,000	5.70% (USD 1 Year Tsy+177 basis points), 2/8/2035[2,3,7,8]	207,740
325,000	5.58% (SOFR+176 basis points), 5/9/2036[2,3,7,10]	332,389
475,000	Vornado Realty LP 2.15%, 6/1/2026[3]	461,567
	Wells Fargo & Co.
12

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
290,000	5.57% (SOFR+174 basis points), 7/25/2029[3,10]	$299,399
366,000	5.20% (SOFR+150 basis points), 1/23/2030[3,10]	374,790
535,000	6.49% (SOFR+206 basis points), 10/23/2034[3,10]	584,849
1,200,000	5.50% (SOFR+178 basis points), 1/23/2035[3,10]	1,230,817
1,000,000	4.75%, 12/7/2046	857,450
719,000	3.90% (USD 5 Year Tsy+345 basis points)[3,8,9,11]	712,325
1,010,000	Westpac Banking Corp. 2.67% (USD 5 Year Tsy+175 basis points), 11/15/2035[3,7,8]	890,747
		53,200,087
	GOVERNMENTS — 3.5%
325,000	Argentine Republic Government International Bond 3.50%, 7/9/2041[3,6,7]	200,229
458,000	Brazilian Government International Bond 5.50%, 11/6/2030[7]	458,779
301,000	Chile Government International Bond 4.85%, 1/22/2029[3,7]	305,289
950,000	Colombia Government International Bond 7.75%, 11/7/2036[3,7]	927,628
290,000	Corp Andina de Fomento 6.75% (USISSO05+312 basis points)[2,3,7,8,9]	295,198
954,000	Israel Government International Bond 5.75%, 3/12/2054[7]	873,482
	Mexico Government International Bond
1,494,000	6.87%, 5/13/2037[3,7]	1,556,643
360,000	6.62%, 1/29/2038[3,7]	365,400
	Peruvian Government International Bond
309,000	5.88%, 8/8/2054[3,7]	298,117
618,000	6.20%, 6/30/2055[3,7]	620,163
690,000	Republic of Poland Government International Bond 4.88%, 2/12/2030[7]	703,426
730,000	Romanian Government International Bond 5.75%, 3/24/2035[2,7]	674,097
		7,278,451
	HEALTH CARE — 3.6%
	Amgen, Inc.
61,000	5.25%, 3/2/2030[3]	62,831
146,000	5.65%, 3/2/2053[3]	142,870
1,000,000	Bayer U.S. Finance II LLC 4.63%, 6/25/2038[2,3]	886,600
247,000	Bayer U.S. Finance LLC 6.50%, 11/21/2033[2,3]	264,742
864,000	Bristol-Myers Squibb Co. 5.55%, 2/22/2054[3]	843,813
13

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
322,000	CVS Health Corp. 6.00%, 6/1/2044[3]	$318,565
625,000	Eli Lilly & Co. 5.50%, 2/12/2055[3]	630,187
	HCA, Inc.
500,000	5.87%, 2/1/2029[3]	518,678
595,000	6.20%, 3/1/2055[3]	599,421
206,000	Novartis Capital Corp. 4.70%, 9/18/2054[3]	184,732
	Royalty Pharma PLC
829,000	2.20%, 9/2/2030[3,7]	734,627
320,000	2.15%, 9/2/2031[3,7]	274,315
323,000	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031[3,7]	290,023
	Takeda Pharmaceutical Co., Ltd.
651,000	5.30%, 7/5/2034[3,7]	661,389
545,000	3.18%, 7/9/2050[3,7]	357,437
	UnitedHealth Group, Inc.
397,000	3.05%, 5/15/2041[3]	292,158
253,000	5.95%, 6/15/2055[3]	257,437
204,000	Zimmer Biomet Holdings, Inc. 5.35%, 12/1/2028[3]	210,299
		7,530,124
	INDUSTRIALS — 3.1%
119,000	AGCO Corp. 5.80%, 3/21/2034[3]	120,787
270,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. 7.00%, 5/21/2030[2,3,7]	275,464
189,000	Amphenol Corp. 5.38%, 11/15/2054[3]	185,009
	Ashtead Capital, Inc.
422,000	4.00%, 5/1/2028[2,3]	415,556
201,000	5.95%, 10/15/2033[2,3]	208,182
200,000	BAE Systems PLC 5.50%, 3/26/2054[2,3,7]	197,530
	Boeing Co.
556,000	5.80%, 5/1/2050[3]	534,401
193,000	6.86%, 5/1/2054[3]	211,558
136,000	Bombardier, Inc. 6.75%, 6/15/2033[2,3,7]	140,926
1,040,000	CSX Corp. 4.90%, 3/15/2055[3]	934,447
336,000	Herc Holdings, Inc. 5.50%, 7/15/2027[2,3]	336,030
14

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
136,000	Norfolk Southern Corp. 5.55%, 3/15/2034[3]	$142,128
414,000	Rolls-Royce PLC 5.75%, 10/15/2027[2,3,7]	424,919
367,000	Ryder System, Inc. 6.60%, 12/1/2033[3]	403,449
200,000	Siemens Funding B.V. 5.80%, 5/28/2055[2,3,7]	205,701
175,000	Terex Corp. 6.25%, 10/15/2032[2,3]	175,353
400,000	TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027[2,3]	399,613
52,000	TransDigm, Inc. 6.75%, 8/15/2028[2,3]	53,103
160,000	Triton Container International Ltd. 3.15%, 6/15/2031[2,3,7]	138,819
200,000	Union Pacific Corp. 3.84%, 3/20/2060[3]	144,155
	United Parcel Service, Inc.
390,000	5.95%, 5/14/2055[3]	400,798
277,000	6.05%, 5/14/2065[3]	283,874
		6,331,802
	MATERIALS — 4.0%
200,000	Alcoa Nederland Holding B.V. 7.12%, 3/15/2031[2,3,7]	209,831
323,000	Alumina Pty Ltd. 6.38%, 9/15/2032[2,3,7]	328,236
525,000	Anglo American Capital PLC 5.75%, 4/5/2034[2,3,7]	542,208
516,000	AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030[3,7]	481,560
553,000	Ball Corp. 6.00%, 6/15/2029[3]	566,250
	Braskem Netherlands Finance B.V.
460,000	8.00%, 10/15/2034[2,3,7]	368,414
349,000	5.88%, 1/31/2050[2,7]	219,253
505,000	Celanese US Holdings LLC 5.59%, 1/19/2029[3]	625,844
200,000	Cemex S.A.B. de C.V. 7.20% (USD 5 Year Tsy+352 basis points)[2,3,7,8,9]	202,050
323,000	Cleveland-Cliffs, Inc. 6.87%, 11/1/2029[2,3]	317,911
487,000	Corp Nacional del Cobre de Chile 6.33%, 1/13/2035[2,3,7]	505,282
220,000	Glencore Funding LLC 5.89%, 4/4/2054[2,3]	215,823
15

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
240,000	LD Celulose International GmbH 7.95%, 1/26/2032[2,3,7]	$252,600
271,000	Olin Corp. 6.62%, 4/1/2033[2,3]	266,377
	Rio Tinto Finance USA PLC
617,000	5.75%, 3/14/2055[3,7]	618,749
214,000	5.88%, 3/14/2065[3,7]	215,269
761,000	Sherwin-Williams Co. 2.90%, 3/15/2052[3]	465,813
200,000	Smurfit Kappa Treasury ULC 5.44%, 4/3/2034[3,7]	202,808
430,000	Smyrna Ready Mix Concrete LLC 8.87%, 11/15/2031[2,3]	450,880
400,000	Solvay Finance America LLC 5.85%, 6/4/2034[2,3]	414,507
295,000	Steel Dynamics, Inc. 5.25%, 5/15/2035[3]	295,241
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[3,7]	292,973
146,000	Vale Overseas Ltd. 6.40%, 6/28/2054[3,7]	143,433
		8,201,312
	TECHNOLOGY — 5.5%
575,000	Autodesk, Inc. 5.30%, 6/15/2035[3]	584,788
	Broadcom, Inc.
1,125,000	3.47%, 4/15/2034[2,3]	1,005,249
1,030,000	3.19%, 11/15/2036[2,3]	853,871
98,000	Dell International LLC / EMC Corp. 8.35%, 7/15/2046[3]	125,127
500,000	Foundry JV Holdco LLC 6.30%, 1/25/2039[2,3]	523,025
804,000	Hewlett Packard Enterprise Co. 5.00%, 10/15/2034[3]	780,340
839,000	HP, Inc. 5.40%, 4/25/2030[3]	861,663
313,000	IBM International Capital Pte Ltd. 5.30%, 2/5/2054[3,7]	293,235
	Intel Corp.
1,122,000	5.15%, 2/21/2034[3]	1,119,547
234,000	5.70%, 2/10/2053[3]	218,083
	Micron Technology, Inc.
109,000	5.30%, 1/15/2031[3]	111,612
166,000	2.70%, 4/15/2032[3]	144,413
16

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
151,000	Microsoft Corp. 2.68%, 6/1/2060[3]	$89,426
526,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.30%, 6/18/2029[3,7]	521,109
	Oracle Corp.
924,000	4.20%, 9/27/2029[3]	917,318
500,000	3.85%, 7/15/2036[3]	440,298
458,000	3.60%, 4/1/2040[3]	366,516
780,000	4.00%, 7/15/2046[3]	602,237
940,000	5.37%, 9/27/2054[3]	860,669
	Synopsys, Inc.
194,000	5.15%, 4/1/2035[3]	195,904
117,000	5.70%, 4/1/2055[3]	116,545
768,000	VMware, Inc. 2.20%, 8/15/2031[3]	666,135
		11,397,110
	UTILITIES — 8.0%
446,898	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[2,3,7]	408,018
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[3]	621,363
1,025,000	Baltimore Gas and Electric Co. 5.65%, 6/1/2054[3]	1,017,122
700,000	Black Hills Corp. 6.15%, 5/15/2034[3]	734,624
229,000	CMS Energy Corp. 3.75% (USD 5 Year Tsy+290 basis points), 12/1/2050[3,8]	205,969
	Consolidated Edison Co. of New York, Inc.
140,000	5.90%, 11/15/2053[3]	143,050
1,000,000	5.70%, 5/15/2054[3]	998,960
	Constellation Energy Generation LLC
1,000,000	6.13%, 1/15/2034[3]	1,077,280
493,000	5.75%, 3/15/2054[3]	483,632
	Duke Energy Corp.
1,000,000	5.45%, 6/15/2034[3]	1,027,223
800,000	5.00%, 8/15/2052[3]	701,876
870,000	Duke Energy Indiana LLC 5.40%, 4/1/2053[3]	829,717
200,000	Electricite de France S.A. 9.12% (USD 5 Year Tsy+541 basis points)[2,3,7,8,9]	225,631
300,000	Enel Finance International N.V. 7.50%, 10/14/2032[2,3,7]	342,049
433,000	Entergy Corp. 7.12% (USD 5 Year Tsy+267 basis points), 12/1/2054[3,8]	448,112
17

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
97,000	Eversource Energy 5.50%, 1/1/2034[3]	$98,794
	Exelon Corp.
905,000	4.05%, 4/15/2030[3]	890,163
212,000	6.50% (USD 5 Year Tsy+198 basis points), 3/15/2055[3,8]	215,672
354,000	FirstEnergy Pennsylvania Electric Co 4.30%, 1/15/2029[2,3]	350,674
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[3]	294,754
314,000	Jersey Central Power & Light Co. 2.75%, 3/1/2032[2,3]	275,222
327,000	NextEra Energy Capital Holdings, Inc. 6.50% (USD 5 Year Tsy+198 basis points), 8/15/2055[3,8]	334,259
	NiSource, Inc.
218,000	3.60%, 5/1/2030[3]	209,062
112,000	5.40%, 6/30/2033[3]	114,546
481,000	Pacific Gas and Electric Co. 3.50%, 8/1/2050[3]	308,897
187,000	Pinnacle West Capital Corp. 5.15%, 5/15/2030[3]	191,386
253,000	PPL Capital Funding, Inc. 5.25%, 9/1/2034[3]	255,074
111,000	Public Service Enterprise Group, Inc. 6.12%, 10/15/2033[3]	117,903
239,000	Puget Energy, Inc. 2.38%, 6/15/2028[3]	225,676
1,033,000	San Diego Gas & Electric Co. 5.40%, 4/15/2035[3]	1,054,931
	Southern California Edison Co.
139,000	5.25%, 3/15/2030[3]	140,416
249,000	6.20%, 9/15/2055[3]	238,777
	Southern Co. Gas Capital Corp.
926,000	5.88%, 3/15/2041[3]	948,509
121,000	3.95%, 10/1/2046[3]	93,100
822,000	4.40%, 5/30/2047[3]	668,765
157,000	Xcel Energy, Inc. 5.60%, 4/15/2035[3]	160,325
		16,451,531
	TOTAL CORPORATE BONDS
	(Cost $172,176,938)	167,674,022

	MUNICIPAL BONDS — 0.2%
250,000	City of New York NY 6.38%, 2/1/2055[3]	259,975
18

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	MUNICIPAL BONDS (Continued)
294,000	University of Michigan 3.60%, 4/1/2047	$242,842
	TOTAL MUNICIPAL BONDS
	(Cost $544,000)	502,817

	U.S. GOVERNMENT AND AGENCIES — 2.9%
1,288,000	United States Treasury Bond 4.75%, 2/15/2045	1,282,566
	United States Treasury Note
3,900,000	3.88%, 5/31/2027	3,908,837
700,000	4.62%, 2/15/2035	722,422
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $5,927,682)	5,913,825

Number of Shares
	SHORT-TERM INVESTMENTS — 2.3%
4,742,266	Goldman Sachs Financial Square Government Fund - Institutional Class 4.11%[12]	4,742,266
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,742,266)	4,742,266
	TOTAL INVESTMENTS — 99.3%
	(Cost $210,411,417)	205,576,873
	Other Assets in Excess of Liabilities — 0.7%	1,535,795
	TOTAL NET ASSETS — 100.0%	$207,112,668

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

ULC – Unlimited Liability Corporation

[1]	Local currency.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $70,768,962, which represents 34.2% of total net assets of the Fund.
[3]	Callable.
[4]	Floating rate security.
[5]	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.
[6]	Step rate security.
[7]	Foreign security denominated in U.S. Dollars.
[8]	Fixed to variable security. Fixed rate indicated is the rate effective at June 30, 2025. Security may convert at a future date to a variable rate of referenced rate and spread.
[9]	Perpetual security. Date shown is next call date.
[10]	Fixed to float security. Fixed rate indicated is the rate effective at June 30, 2025. Security may convert at a future date to a floating rate or referenced rate and spread.
[11]	Interest-only security.
[12]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

19

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

SWAP CONTRACTS

CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Rating(a) (Moody’s/ S&P)	Pay/(b) Receive Fixed Rate	Fixed/Rate Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs International
Markit CDX NA High Yield CDSI Series 44 Index		Receive	5%/Quarterly	6/20/30	$2,500,000	$(159,719)	$(29,373)	$(189,092)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$(159,719)	$(29,373)	$(189,092)

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s and Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at June 30, 2025.
(b)	If AAM/Insight Select Income Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If AAM/Insight Select Income Fund is receiving a fixed rate, AAM/Insight Select Income Fund acts as guarantor of the variable instrument.

See accompanying Notes to Financial Statements.

20

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At June 30, 2025	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	7/11/2025	1,232,000	$(1,408,720)	$(1,452,432)	$(43,712)
					(1,408,720)	(1,452,432)	(43,712)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(1,408,720)	$(1,452,432)	$(43,712)

EUR – Euro

See accompanying Notes to Financial Statements.

21

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
55	2-Year U.S. Treasury Note	September 2025	$11,441,289	$43,000
144	5-Year U.S. Treasury Note	September2025	15,696,000	205,948
(4)	Euro BOBL	September 2025	(552,555)	1,831
(8)	Euro Bund	September 2025	(1,222,213)	7,234
122	U.S. Treasury Long Bond	September 2025	14,087,188	616,694
(63)	Ultra 10-Year U.S. Treasury Note	September 2025	(7,198,734)	(185,304)
14	Ultra Long-Term U.S. Treasury Bond	September 2025	1,667,750	82,578

TOTAL FUTURES CONTRACTS			$33,918,725	$771,981

See accompanying Notes to Financial Statements.

22

AAM/Insight Select Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2025

Assets:
Investments, at value (cost $210,411,417)	$205,576,873
Foreign currency, at value (cost $11,272)	11,531
Cash	48,288
Cash deposited with broker for futures contracts	127,470
Cash deposited with broker for swap contracts	328,685
Receivables:
Investment securities sold	320,070
Fund shares sold	153,289
Variation margin on futures contracts	771,981
Dividends and interest	2,584,485
Prepaid expenses	40,464
Total assets	209,963,136
Liabilities:
Payables:
Investment securities purchased	2,226,059
Fund shares redeemed	195,246
Unrealized depreciation on forward foreign currency exchange contracts	43,712
Premiums received on open swap contracts	159,719
Unrealized depreciation on open swap contracts	29,373
Advisory fees	29,939
Shareholder servicing fees (Note 7)	29,340
Distribution fees - Class A & C (Note 8)	3,646
Fund accounting and administration fees	39,958
Transfer agent fees and expenses	14,987
Custody fees	8,539
Trustees’ deferred compensation (Note 3)	25,762
Auditing fees	22,460
Chief Compliance Officer fees	3,864
Trustees’ fees and expenses	2,891
Accrued other expenses	14,973
Total liabilities	2,850,468
Commitments and contingencies (Note 3)
Net Assets	$207,112,668

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$227,207,856
Total distributable earnings (accumulated deficit)	(20,095,188)
Net Assets	$207,112,668

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$8,572,362
Number of shares issued and outstanding	924,400
Net asset value per share[1]	$9.27
Maximum sales charge (3.00% of offering price)[2]	0.29
Maximum offering price to public	$9.56
Class C Shares:
Net assets applicable to shares outstanding	$2,299,556
Number of shares issued and outstanding	247,891
Net asset value per share[3]	$9.28
Class I Shares:
Net assets applicable to shares outstanding	$196,240,750
Number of shares issued and outstanding	21,154,789
Net asset value per share	$9.28

See accompanying Notes to Financial Statements.

23

AAM/Insight Select Income Fund

STATEMENT OF ASSETS AND LIABILITIES - Continued

As of June 30, 2025

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

24

AAM/Insight Select Income Fund

STATEMENT OF OPERATIONS

For the Year Ended  June 30, 2025

Investment income:
Interest (net of foreign withholding taxes of $13,076)	$10,073,587
Total investment income	10,073,587

Expenses:
Advisory fees	719,112
Shareholder servicing fees - Class A (Note 7)	8,524
Shareholder servicing fees - Class C (Note 7)	1,862
Shareholder servicing fees - Class I (Note 7)	161,825
Distribution fees - Class A (Note 8)	23,583
Distribution fees - Class C (Note 8)	26,770
Fund accounting and administration fees	310,005
Transfer agent fees and expenses	83,938
Custody fees	42,940
Registration fees	66,687
Shareholder reporting fees	33,858
Legal fees	28,397
Chief Compliance Officer fees	24,144
Auditing fees	23,889
Trustees’ fees and expenses	23,188
Miscellaneous	6,557
Insurance fees	5,426
Interest expense	1,278
Total expenses	1,591,983
Advisory fees recovered (waived)	(421,865)
Net expenses	1,170,118
Net investment income (loss)	8,903,469

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(2,270,226)
Forward contracts	45,007
Futures contracts	313,445
Swap contracts	(190,038)
Foreign currency transactions	6,130
Total net realized gain (loss) on:	(2,095,682)
Net change in unrealized appreciation (depreciation) on:
Investments	4,423,458
Forward contracts	(136,528)
Futures contracts	551,802
Swap contracts	(29,373)
Foreign currency translations	2,245
Net change in unrealized appreciation (depreciation)	4,811,604
Net realized and unrealized gain (loss)	2,715,922

Net Increase (Decrease) in Net Assets from Operations	$11,619,391

See accompanying Notes to Financial Statements.

25

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$8,903,469	$6,155,527
Net realized gain (loss) on investments, forward contracts, futures contracts, swap contracts, and foreign currency transactions	(2,095,682)	(4,677,935)
Net change in unrealized appreciation (depreciation) on investments, forward contracts, futures contracts, swap contracts, and foreign currency transactions	4,811,604	7,809,707
Net increase (decrease) in net assets resulting from operations	11,619,391	9,287,299

Distributions to Shareholders:
Distributions:
Class A	(423,547)	(375,965)
Class C	(99,797)	(88,044)
Class I	(8,204,423)	(5,529,506)
Class Y1	(30)	(30)
Total distributions to shareholders	(8,727,797)	(5,993,545)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,436,836	2,668,849
Class C	543,540	764,054
Class I	116,003,720	72,563,641
Reinvestment of distributions:
Class A	400,749	347,401
Class C	97,894	84,861
Class I	8,148,906	5,475,343
Class Y1	30	30
Cost of shares redeemed:
Class A2	(4,339,474)	(2,634,051)
Class C	(899,384)	(915,101)
Class I3	(76,245,261)	(34,657,169)
Class Y1	(710)	-
Net increase (decrease) in net assets from capital transactions	47,146,846	43,697,858

Total increase (decrease) in net assets	50,038,440	46,991,612

Net Assets:
Beginning of period	157,074,228	110,082,616
End of period	$207,112,668	$157,074,228

Capital Share Transactions:
Shares sold:
Class A	373,870	300,758
Class C	58,004	85,585
Class I	12,572,336	8,209,332
Shares reinvested:
Class A	43,716	39,105
Class C	10,666	9,552
Class I	888,796	615,566
Class Y1	4	3
Shares redeemed:
Class A	(474,241)	(294,777)
Class C	(98,520)	(102,703)

See accompanying Notes to Financial Statements.

26

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
Class I	(8,322,182)	(3,893,656)
Class Y1	(78)	-
Net increase (decrease) in capital share transactions	5,052,371	4,968,765

[1]	Class Y shares were liquidated on April 30, 2025.
[2]	Net of redemption fee proceeds of $356 and $2,799, respectively.
[3]	Net of redemption fee proceeds of $1,921 and $450, respectively.

See accompanying Notes to Financial Statements.

27

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.09	$8.94	$9.09	$11.07	$10.87
Income from Investment Operations:
Net investment income (loss) [1]	0.41	0.39	0.36	0.29	0.29
Net realized and unrealized gain (loss)	0.18	0.15	(0.17)	(1.94)	0.31
Total from investment operations	0.59	0.54	0.19	(1.65)	0.60

Less Distributions:
From net investment income	(0.41)	(0.39)	(0.34)	(0.30)	(0.29)
From net realized gain	-	-	-	(0.03)	(0.11)
Total distributions	(0.41)	(0.39)	(0.34)	(0.33)	(0.40)

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$9.27	$9.09	$8.94	$9.09	$11.07

Total return[3]	6.61%	6.20%	2.12%	(15.28)%	5.55%

Ratios and Supplemental Data:
Net assets, end of period	$8,572,362	$8,916,975	$8,367,657	$8,969,207	$12,070,502

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.06%[4]	1.00%	1.00%	0.92%	0.92%
After fees waived and expenses absorbed/recovered	0.84%[4]	0.81%	0.79%	0.78%	0.79%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.26%	4.21%	3.79%	2.60%	2.47%
After fees waived and expenses absorbed/recovered	4.48%	4.40%	4.00%	2.74%	2.60%

Portfolio turnover rate	56%	51%	40%	59%	104%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.00% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% that will be imposed to the extent a finder’s fee was paid on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included, total returns would be lower.
[4]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended June 30, 2025.

See accompanying Notes to Financial Statements.

28

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.09	$8.94	$9.09	$11.06	$10.86
Income from Investment Operations:
Net investment income (loss) [1]	0.35	0.33	0.29	0.21	0.20
Net realized and unrealized gain (loss)	0.18	0.14	(0.17)	(1.95)	0.31
Total from investment operations	0.53	0.47	0.12	(1.74)	0.51

Less Distributions:
From net investment income	(0.34)	(0.32)	(0.27)	(0.20)	(0.20)
From net realized gain	-	-	-	(0.03)	(0.11)
Total distributions	(0.34)	(0.32)	(0.27)	(0.23)	(0.31)

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$9.28	$9.09	$8.94	$9.09	$11.06

Total return[3]	5.94%	5.41%	1.32%	(15.97)%	4.74%

Ratios and Supplemental Data:
Net assets, end of period	$2,299,556	$2,524,640	$2,550,145	$3,234,680	$4,454,691

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.79%[4]	1.75%	1.77%	1.70%	1.69%
After fees waived and expenses absorbed/recovered	1.57%[4]	1.56%	1.56%	1.56%	1.56%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.53%	3.47%	3.02%	1.82%	1.70%
After fees waived and expenses absorbed/recovered	3.75%	3.66%	3.23%	1.96%	1.83%

Portfolio turnover rate	56%	51%	40%	59%	104%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended June 30, 2025.

See accompanying Notes to Financial Statements.

29

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.09	$8.95	$9.10	$11.09	$10.88
Income from Investment Operations:
Net investment income (loss) [1]	0.43	0.42	0.38	0.31	0.31
Net realized and unrealized gain (loss)	0.19	0.13	(0.17)	(1.95)	0.32
Total from investment operations	0.62	0.55	0.21	(1.64)	0.63

Less Distributions:
From net investment income	(0.43)	(0.41)	(0.36)	(0.32)	(0.31)
From net realized gain	-	-	-	(0.03)	(0.11)
Total distributions	(0.43)	(0.41)	(0.36)	(0.35)	(0.42)

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$9.28	$9.09	$8.95	$9.10	$11.09

Total return[3]	7.00%	6.36%	2.35%	(15.14)%	5.88%

Ratios and Supplemental Data:
Net assets, end of period	$196,240,750	$145,631,936	$99,164,178	$123,385,419	$216,050,597

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.81%[4]	0.73%	0.77%	0.71%	0.69%
After fees waived and expenses absorbed/recovered	0.59%[4]	0.54%	0.56%	0.57%	0.56%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.51%	4.49%	4.02%	2.81%	2.70%
After fees waived and expenses absorbed/recovered	4.73%	4.68%	4.23%	2.95%	2.83%

Portfolio turnover rate	56%	51%	40%	59%	104%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended June 30, 2025.

See accompanying Notes to Financial Statements.

30

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

Note 1 – Organization

AAM/Insight Select Income Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek current income. The Fund currently offers three classes of shares: Class A, Class C, and Class I. The Fund’s Class A, Class C and Class I shares commenced investment operations on April 19, 2013. The Fund’s Class Y shares commenced investment operations on October 31, 2017. Effective April 30, 2025 the Fund’s Class Y shares were terminated.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

31

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025

(b) Futures Contracts

The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates and other financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as cash deposited with broker. Securities deposited as initial margin are designated in the Schedule of Investments. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marked to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. Depending upon the agreement with the broker, the Fund may or may not settle variation margin daily. When the contracts are closed or expires, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

(c) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and is subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

(d) Swap Agreements

The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

32

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund’s return.

(e) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(f) Preferred Stock Risk

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

(g) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

33

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025

(h) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2025, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(j) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

34

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Insight North America LLC (the “Sub-Advisor”) to manage the Fund and pay the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.85%, 1.60%, 0.60% and 0.50% of the average daily net assets of the Fund’s Class A, Class C, Class I and Class Y Shares, respectively. This agreement is in effect until October 31, 2034, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the year ended June 30, 2025, the Advisor waived its fees totaling $421,865 for the Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At June 30, 2025, the amount of these potentially recoverable expenses was $912,807. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2026	$234,038
2027	256,904
2028	421,865
Total	$912,807

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended June 30, 2025, are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended June 30, 2025, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

35

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended June 30, 2025, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2025, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$210,494,281

Gross unrealized appreciation	2,853,292
Gross unrealized depreciation	(7,770,700)

Net unrealized appreciation (depreciation)	$(4,917,408)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

Increase (Decrease)
Paid in Capital	Total Distributable Earnings (Accumulated Deficit)
$337	$(337)

36

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025

As of June 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$770,217
Undistributed long-term capital gains	-
Tax accumulated earnings	770,217

Accumulated capital and other losses	(15.894,048)
Unrealized appreciation (depreciation) on investments	(4,917,408)
Unrealized appreciation (depreciation) on swap contracts	(29,373)
Unrealized appreciation (depreciation) deferred compensation	(25,763)
Gross unrealized appreciation on foreign currency transactions	1,187
Total accumulated earnings (deficit)	$(20,095,188)

The tax character of the distributions paid during the fiscal years ended June 30, 2025, and June 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$8,727,797	$5,993,545
Net long-term capital gains	-	-
Total distributions paid	$8,727,797	$5,993,545

At June 30, 2025, the Fund had an accumulated capital loss carry forward as follows:

Not Subject to Expiration:
Short-term	$2,423,586
Long-term	13,470,462
Total	$15,894,048

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the year ended June 30, 2025 and the year ended June 30, 2024, the Fund received $2,277 and $3,249, respectively, in redemption fees.

Note 6 – Investment Transactions

For the year ended June 30, 2025, purchases and sales of investments, excluding short-term investments, forward contracts and futures contracts, were $147,780,766 and $102,241,665, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class A shares, Class C shares, and Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers. The Class Y shares do not participate in the Shareholder Servicing Plan.

For the year ended June 30, 2025, shareholder servicing fees incurred are disclosed on the Statement of Operations.

37

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the year ended June 30, 2025, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

38

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Asset-Backed Securities	$-	$24,440,254	$-	$24,440,254
Commercial Mortgage-Backed Securities	-	2,303,689	-	2,303,689
Corporate Bonds[1]	-	167,674,022	-	167,674,022
Municipal Bonds	-	502,817	-	502,817
U.S. Government and Agencies	-	5,913,825	-	5,913,825
Short-Term Investments	4,742,266	-	-	4,742,266
Total Investments	4,742,266	200,834,607	-	205,576,873
Other Financial Instruments**
Futures Contracts	957,285	-	-	957,285
Total Assets	$5,699,551	$200,834,607	$-	$206,534,158

Liabilities
Other Financial Instruments**
Credit Default Swap Contracts	$-	$29,373	$-	$29,373
Forward Contracts	-	43,712	-	43,712
Futures Contracts	185,304	-	-	185,304
Total Liabilities	$185,304	$73,085	$-	$258,389

[1]	For a detailed break-out of corporate bonds by major sector classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	Other financial instruments are derivative instruments such as swap contracts, forward contracts and futures contracts. Swap contracts, forwards contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in futures contracts and forward contracts during the year ended June 30, 2025.

39

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of June 30, 2025, by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Value
Credit Default Swap Contracts	Unrealized appreciation on open swap contracts	$-	$29,373
Foreign Exchange Contract	Unrealized appreciation on forward foreign currency exchange contracts	-	43,712
Interest Rate Contracts	Unrealized appreciation/depreciation on open futures contracts*	957,285	185,304

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin as presented on the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended June 30, 2025, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Credit Default Swap Contracts	Swap Contracts	$(190,038)
Foreign Exchange Contracts	Forward Contracts	45,007
Interest Rate Contracts	Futures Contracts	313,445

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Credit Default Swap Contracts	Swap Contracts	$(29,373)
Foreign Exchange Contracts	Forward Contracts	(136,528)
Interest Rate Contracts	Futures Contracts	551,802

The quarterly average volumes of derivative instruments as of June 30, 2025, are as follows:

Derivatives not designated as hedging instruments			Total
Swap Contracts	Credit Default Swap Contracts	Notional Amount	$500,000
Foreign Exchange Contracts	Long Forward Contracts	Notional Amount	124,431
Foreign Exchange Contracts	Short Forward Contracts	Notional Amount	(3,171,742)
Interest Rate Contracts	Long Futures Contracts	Notional Amount	38,039,633
Interest Rate Contracts	Short Futures Contracts	Notional Amount	(12,292,308)

40

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025

Note 12 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with ISDA Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

			Amounts Not Offset in Consolidated Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Presented in Consolidated Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on open swap contracts – liability payable	J.P. Morgan	$29,373	$-	(29,373)	-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 13 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

41

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025

Note 14 - Recently Issued Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 15 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

42

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the AAM/Insight Select Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the AAM/Insight Select Income Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 29, 2025

43

AAM/Insight Select Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gain

The Fund designates $0.00 as long term capital gain distribution.

44

Form N-CSR Items 8 - 11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreements (Unaudited)

At an in-person meeting held on March 19-20, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Advisors Asset Management, Inc. (the “Advisor”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Hartford Investment Management Company (the “Sub-Advisor”), with respect to the AAM/HIMCO Short Duration Fund series of the Trust (the “Fund”) for additional one-year terms from when they otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving the renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. Aggregate Bond Index (the “U.S. Aggregate Bond Index”), the Bloomberg U.S. Government/Credit 1-3 Year Index (the “U.S. Government/Credit Index”), and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Ultrashort Bond category (the “Fund Universe”) for the one-, three-, five-, and ten-year periods ended December 31, 2024; reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreement, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Form N-CSR Items 8 - 11 (Unaudited) - Continued

Advisors Asset Management, Inc.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the ten-year period was above the Peer Group and Fund Universe median returns, the U.S. Government/Credit Index return, and the U.S. Aggregate Bond Index return. The Fund’s annualized total return for the five-year period was above the U.S. Government/Credit Index and U.S. Aggregate Bond Index returns, but below the Fund Universe and Peer Group median returns by 0.06% and 0.10%, respectively. For the one-year period, the Fund’s total return was above the U.S. Government/Credit Index and U.S. Aggregate Bond Index returns, but below the Fund Universe and Peer Group median returns by 0.18% and 0.26%, respectively. The Fund’s annualized total return for the three-year period was above the U.S. Government/Credit Index and U.S. Aggregate Bond Index returns, but below the Peer Group and Fund Universe median returns by 0.36% and 0.44%, respectively. The Trustees considered the Advisor’s assertion that during periods when short-term interest rates increase, the Fund is generally expected to underperform relative to the funds in the Peer Group and Fund Universe, due to its longer duration. The Trustees also considered Advisor’s belief that given the Fund’s longer duration, it should be included in the Short-Term Bond category rather than the Fund Universe, which has a duration ceiling of one year.

The Board considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Advisor and the Sub-Advisor, noting that the Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.125% and 0.13%, respectively. The Trustees considered the Advisor’s belief that the Fund utilizes more sophisticated asset classes than some of the funds in the Peer Group and Fund Universe, and that the Fund’s value-added investment process is evidenced by the Fund’s strong performance relative to its benchmark. The Trustees noted that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was the same as the advisory fee paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than both the Peer Group and Fund Universe medians by 0.24%. The Trustees considered the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

Form N-CSR Items 8 - 11 (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended December 31, 2024, noting that the Advisor had waived a portion of its advisory fee for the Fund, and that the Advisor did not realize a profit with respect to the Fund.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Hartford Investment Management Company

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Fund and noted that for as long as the Advisor has agreed to waive investment advisory fees payable to it by the Fund and/or absorb expenses pursuant to an operating expense limitation agreement, the Sub-Advisor has agreed to contribute to such waiver and/or reimbursement. The Trustees also noted that the sub-advisory fee charged by the Sub-Advisor with respect to the Fund was lower than the Sub-Advisor’s standard fee schedule for institutional client accounts managed using its short duration strategy up to the $75 million asset level, but higher than its standard fee schedule above that level. The Board noted, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Sub-Advisor’s institutional clients. The Board noted that the Advisor pays the Sub-Advisor’s sub-advisory fee out of the Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Fund.

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, the intangible benefits of the Sub-Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Form N-CSR Items 8 - 11 (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of the Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement.

Form N-CSR Items 8 - 11 (Unaudited) - Continued

Board Consideration of Investment Advisory Agreements (Unaudited)

At an in-person meeting held on March 19-20, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Advisors Asset Management, Inc. (the “Advisor”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Insight North America LLC (the “Sub-Advisor”), with respect to the AAM/Insight Select Income Fund series of the Trust (the “Fund”) for additional one-year terms from when they otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving the renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. Credit Index (the “U.S. Credit Index”), the Bloomberg U.S. Aggregate Bond Index (the “U.S. Aggregate Bond Index”), and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Corporate Bond category (the “Fund Universe”) for the one-, three-, five-, and ten-year periods ended December 31, 2024; reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreement, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Form N-CSR Items 8 - 11 (Unaudited) - Continued

Advisors Asset Management, Inc.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total returns for the one-, three-, five-, and ten-year periods were above the Peer Group and Fund Universe median returns, the U.S. Aggregate Bond Index returns, and the U.S. Credit Index returns.

The Board considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Advisor and the Sub-Advisor, noting that the Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median and the same as the Fund Universe median. The Trustees noted that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was the same as the advisory fee paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.03% and 0.04%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered that the Fund’s total expenses were not in the highest quartile of those funds in the Peer Group or Fund Universe.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended December 31, 2024, noting that the Advisor had waived a significant portion of its advisory fee for the Fund, and that the Advisor did not realize a profit with respect to the Fund.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Form N-CSR Items 8 - 11 (Unaudited) - Continued

Insight North America LLC

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Fund, and noted that it was lower than the advisory fee that the Sub-Advisor charges to manage a closed-end fund, and lower than the sub-advisory fee that the Sub-Advisor charges to sub-advise an open-end fund, each of which have the same or similar strategies as the Fund. The Board observed that the Advisor pays the Sub-Advisor’s sub-advisory fee out of the Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Fund.

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, the intangible benefits of the Sub-Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of the Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a)	(4) Not Applicable

(a)	(5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/8/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/8/2025